UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-02258
Eaton Vance Series Trust II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
June 30
Date of Fiscal Year End
June 30, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Parametric Tax-Managed Emerging Markets Fund Annual Report June 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report June 30, 2012
Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

Table of Contents

Management’s Discussion of Fund Performance	2
Performance	3
Fund Profile	4
Endnotes and Additional Disclosures	5
Fund Expenses	6
Financial Statements	7
Report of Independent Registered Public Accounting Firm	37
Federal Tax Information	38
Board of Trustees’ Contract Approval	39
Management and Organization	42
Important Notices	44

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund
June 30, 2012
Management’s Discussion of Fund Performance1

Economic and Market Conditions
For the 12 months ending June 30, 2012, emerging markets were characterized by dramatic swings in volatility, combined with individual country themes, such as worries over high inflation and the realities of tighter spending policies. Although these country themes were newsworthy, they seemed to take a back seat versus the saga of ongoing developments related to the crisis in the eurozone. And even though the emerging markets as a whole ended the last month of 2011 with a gain, it looked as if global investor confidence relating to the uncertainties in Europe remained shaky at best.
As 2012 began, global investors had reasonable concerns that the frequency of significant events that occurred during the better part of 2011 would continue to affect global markets as a whole. However, their trepidations eased ever so slightly due to a rather encouraging first quarter of 2012 as volatility became subdued. However, there were increasing concerns that the slowdown in China’s economy was more of a slowdown than expected. Key companies in important sectors in China have been consistently reporting disappointing earnings during much of the first half of 2012, thereby spooking global investors.
From a frontier market perspective, springtime news in Argentina caused worry among investors. Fears of a broader nationalization trend on the heels of the controversy concerning YPF S.A., the oil and gas company owned by the Spanish energy firm, Repsol, caused a steep market decline in the second quarter alone.
Fund Performance
For the 12-month period ending June 30, 2012, Eaton Vance Parametric Tax-Managed Emerging Markets Fund (the Fund) I shares posted a total return of -13.32% at net asset value, outperforming its benchmark, the MSCI Emerging Markets Index (the Index),2 which had a total return of -15.95% for the same period. Brazil, Russia, India and China all had negative, double-digit returns for the period, as measured by the Index. The Philippines posted the largest gain of 25.1%. Contributing to the Fund’s performance was its underweight to Brazil and overweight to Thailand, which returned -26.65% and 9.1%, respectively, during the 12-month reporting period. Detracting from the Fund’s performance was its exposure to Korea and Poland, which returned -8.7% and 1.5%, respectively, for the 12-month period. Exposure to Argentina, which was not represented in the benchmark, was also a detractor to Fund performance.
As the second quarter closed, a return to volatility had become apparent, with heightened concerns over the European sovereign debt crisis and an aura of pessimism around the pace of global economic growth reverberating through financial markets. Potential unknowns, such as China’s slowing economy, inflation, and the overall stability in Europe have become causes for trepidation for some observers. Still, others believe that emerging markets will weather these obstacles and continue providing a boost to the global economy.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund
June 30, 2012
Performance2,3

Portfolio Managers David Stein, Ph.D. and Thomas Seto, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years

Class I at NAV	6/30/1998	–13.32%	0.48%	17.08%
Class I at NAV with redemption fee	—	–15.02	0.12	16.89

MSCI Emerging Markets Index	—	–15.95%	–0.09%	14.06%

% After-Tax Returns with Redemption Fee	Inception Date	One Year	Five Years	Ten Years

Class I After Taxes on Distributions	6/30/1998	–15.00%	–0.02%	16.50%
Class I After Taxes on Distributions and Sale of Fund Shares	—	–9.31	0.25	15.30

% Total Annual Operating Expense Ratio[4]	Class I

0.95%
Growth of $50,000

This graph shows the change in value of a hypothetical investment of $50,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund
June 30, 2012
Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

America Movil SAB de CV, Series L	1.7%
Samsung Electronics Co., Ltd.	1.2
MTN Group, Ltd.	1.1
China Mobile, Ltd.	1.0
OAO Gazprom ADR	1.0
Sberbank of Russia	0.7
Grupo Financiero Banorte SAB de CV, Class O	0.7
Taiwan Semiconductor Manufacturing Co., Ltd.	0.6
Infosys, Ltd.	0.6
OTP Bank Rt.	0.5

Total	9.1%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund
June 30, 2012
Endnotes and Additional Disclosures

[1]	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]	MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]	Class I shares are offered at NAV. Class I shares are subject to a 2% redemption fee at the time of exchange or redemption. Fund performance prior to 2/6/04 is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[4]	Source: Fund prospectus.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 – June 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(1/1/12)	(6/30/12)	(1/1/12 – 6/30/12)	Ratio

Actual
Class I	$1,000.00	$1,067.90	$4.88	0.95%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,020.10	$4.77	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Portfolio of Investments

Common Stocks — 97.8%

Security	Shares	Value

Argentina — 0.7%

Arcos Dorados Holdings, Inc., Class A	171,500	$2,534,770
Banco Macro SA, Class B(1)	130,676	245,360
Banco Macro SA, Class B ADR(1)	109,200	1,415,232
BBVA Banco Frances SA(1)	76,594	126,895
BBVA Banco Frances SA ADR(1)	59,599	198,465
Cresud SA ADR	145,131	1,040,589
Grupo Financiero Galicia SA, Class B ADR	218,800	1,017,420
IRSA Inversiones y Representaciones SA	119,544	125,433
IRSA Inversiones y Representaciones SA ADR	57,300	406,257
Ledesma SAAI	259,501	292,347
MercadoLibre, Inc.	70,600	5,351,480
Molinos Rio de la Plata SA, Class B	93,310	474,073
Petrobras Energia SA ADR(1)	242,089	1,839,876
Siderar SAIC	1,803,100	681,092
Telecom Argentina SA ADR	231,200	2,730,472
Telecom Argentina SA, Class B	229,824	781,818
Transportadora de Gas del Sur SA(1)	252,923	122,914

		$19,384,493

Botswana — 0.4%

Barclays Bank of Botswana	1,191,347	$1,120,584
Botswana Insurance Holdings Ltd.	400,865	542,555
First National Bank of Botswana	7,511,600	2,850,617
Letshego Holdings, Ltd.	15,329,252	2,811,610
Sechaba Breweries Ltd.	1,086,400	1,786,894
Sefalana Holding Co.	991,000	356,599
Standard Chartered Bank Botswana	850,790	1,030,877

		$10,499,736

Brazil — 5.9%

AES Tiete SA, PFC Shares	53,416	$760,350
All America Latina Logistica SA (Units)	255,200	1,077,469
Anhanguera Educacional Participacoes SA	39,000	497,087
B2W Companhia Global do Varejo(1)	65,600	191,068
Banco Bradesco SA	73,802	918,621
Banco Bradesco SA ADR	47,726	709,686
Banco Bradesco SA, PFC Shares	407,360	6,072,372
Banco do Brasil SA	219,799	2,137,254
Banco Santander Brasil SA	168,400	1,291,192
Banco Santander Brasil SA ADR	84,700	656,425
BM&F Bovespa SA	556,900	2,842,034
Bombril SA, PFC Shares	92,000	343,082
BR Malls Participacoes SA	128,600	1,472,641
Bradespar SA, PFC Shares	56,500	926,617
Braskem SA, PFC Shares	61,000	406,363
BRF-Brasil Foods SA	208,066	3,148,183
BRF-Brasil Foods SA ADR	25,600	388,864
CCX Carvao da Colombia SA(1)	20,100	45,034
Centrais Eletricas Brasileiras SA	44,000	312,173
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	173,982	1,690,878
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	31,056	1,236,983
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR, PFC Shares	14,300	571,857
Cia de Bebidas das Americas, PFC Shares	347,325	13,367,300
Cia de Companhia de Concessoes Rodoviarias (CCR)	354,800	2,884,682
Cia de Saneamento Basico do Estado de Sao Paulo	41,800	1,602,489
Cia de Saneamento Basico do Estado de Sao Paulo ADR	5,500	417,230
Cia de Saneamento de Minas Gerais-Copasa MG	20,000	433,159
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	25,863	825,401
Cia Energetica de Sao Paulo, PFC Shares	91,600	1,673,747
Cia Hering	42,700	809,992
Cia Paranaense de Energia-Copel, PFC Shares	49,900	1,098,123
Cia Siderurgica Nacional SA (CSN)	161,700	916,179
Cielo SA	170,959	5,028,757
Companhia Energetica de Minas Gerais SA, PFC Shares	194,313	3,630,843
Contax Participacoes SA, PFC Shares	30,200	332,298
Cosan SA Industria e Comercio	52,100	803,873
CPFL Energia SA	121,200	1,532,726
Cyrela Brazil Realty SA	118,124	870,418
Diagnosticos da America SA	77,600	510,379
Duratex SA	139,243	736,944
EcoRodovias Infraestrutura e Logistica SA	94,500	760,799
EDP-Energias do Brasil SA	109,200	700,816
Eletropaulo Metropolitana SA, Class B, PFC Shares	47,168	595,089
Embraer SA	381,832	2,539,843
Embraer SA ADR	3,652	96,888
Embratel Participacoes SA(1)	37,424,000	153,162
Embratel Participacoes SA, PFC Shares	67,000,000	284,379
Fibria Celulose SA(1)	24,585	182,138
Fibria Celulose SA ADR(1)	27,500	205,975
Gafisa SA(1)	137,300	179,785
Gerdau SA ADR	51,500	451,140
Gerdau SA, PFC Shares	161,400	1,422,345
Gol Linhas Aereas Inteligentes SA, PFC Shares	37,000	164,322
Hypermarcas SA(1)	168,500	995,815

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Portfolio of Investments — continued

Security	Shares	Value

Brazil (continued)

Iochpe-Maxion SA	46,800	$545,243
Itau Unibanco Holding SA ADR, PFC Shares	58,680	816,826
Itau Unibanco Holding SA, PFC Shares	511,000	7,197,506
Itausa-Investimentos Itau SA, PFC Shares	1,025,631	4,340,485
JBS SA(1)	219,427	658,773
Klabin SA, PFC Shares	147,000	666,019
Latam Airlines Group SA BDR(1)	29,520	770,151
Light SA	41,500	512,422
LLX Logistica SA(1)	154,000	169,450
Localiza Rent a Car SA	57,600	870,381
Lojas Americanas SA, PFC Shares	375,714	2,478,574
Lojas Renner SA	47,500	1,332,649
Lupatech SA(1)	64,400	123,125
Marcopolo SA, PFC Shares	257,100	1,158,454
Metalurgica Gerdau SA, PFC Shares	72,500	799,178
MPX Energia SA(1)	20,100	308,230
MRV Engenharia e Participacoes SA	117,600	544,526
Natura Cosmeticos SA	68,900	1,612,298
OGX Petroleo e Gas Participacoes SA(1)	245,500	672,268
Oi SA	52,838	248,601
Oi SA ADR	17,084	210,817
Oi SA, PFC Shares	392,843	1,613,619
PDG Realty SA Empreendimentos e Participacoes	407,000	711,262
Petroleo Brasileiro SA	275,200	2,589,634
Petroleo Brasileiro SA ADR	417,900	7,580,706
Petroleo Brasileiro SA, PFC Shares	777,500	7,064,663
Randon Participacoes SA, PFC Shares	95,550	428,155
Redecard SA	211,300	3,455,915
Souza Cruz SA	144,500	2,120,916
Suzano Papel e Celulose SA	62,800	124,130
Telefonica Brasil SA ADR	14,200	351,308
Telefonica Brasil SA, PFC Shares	137,605	3,424,196
Tim Participacoes SA	329,644	1,831,629
Totvs SA	94,500	1,820,836
Tractebel Energia SA	56,300	1,041,347
Ultrapar Participacoes SA	103,648	2,332,532
Usinas Siderurgicas de Minas Gerais SA	20,700	79,564
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	107,800	339,206
Vale SA	189,400	3,784,228
Vale SA ADR, PFC Shares	141,500	2,760,665
Vale SA, PFC Shares	530,292	10,339,176
Vigor Alimentos SA(1)	11,673	33,708
Weg SA	130,700	1,268,281

		$155,034,921

Bulgaria — 0.1%

Albena Invest Holding PLC	19,550	$65,248
Bulgartabak Holding	3,450	112,911
CB First Investment Bank AD(1)	54,000	51,853
Chimimport AD(1)	487,988	299,121
Corporate Commercial Bank AD(1)	19,900	968,536
Doverie Holding AD(1)	40,000	28,229
Industrial Holding Bulgaria PLC(1)	210,365	87,618
Olovno Tzinkov Komplex AD(1)	33,800	43,820
Petrol AD(1)	76,205	242,091
Sopharma AD	303,500	443,334
Vivacom	32,300	63,112

		$2,405,873

Chile — 3.1%

Administradora de Fondos de Pensiones Provida SA ADR	9,000	$750,870
AES Gener SA	1,922,700	1,113,457
Almendral SA	7,092,000	948,905
Antarchile SA, Series A	28,200	439,149
Banco de Chile	35,542,097	4,989,024
Banco de Chile ADR	19,726	1,666,844
Banco de Credito e Inversiones	60,738	3,779,159
Banco Santander Chile SA ADR	43,022	3,333,775
Besalco SA	494,500	878,892
Cap SA	64,300	2,369,116
Cencosud SA	934,900	5,145,451
Cia Cervecerias Unidas SA ADR	27,400	1,708,664
Cia Electro Metalurgica SA	10,000	188,219
Cia General de Electricidad SA	116,110	526,582
Cia Sud Americana de Vapores SA(1)	609,456	72,660
Colbun SA(1)	5,518,200	1,531,762
Corpbanca SA	83,071,400	1,046,791
Corpbanca SA ADR	56,666	1,079,487
Embotelladora Andina SA, Series A ADR	25,100	666,405
Embotelladora Andina SA, Series B ADR	28,200	910,860
Empresa Nacional de Electricidad SA ADR	82,759	4,223,192
Empresas CMPC SA	1,009,000	4,009,805
Empresas Copec SA	438,000	6,468,230
Empresas La Polar SA(1)	219,000	137,763
Enersis SA	2,469,700	929,584
Enersis SA ADR	161,871	3,026,988
ENTEL SA	96,700	1,834,548
Invercap SA	17,573	138,619
Inversiones Aguas Metropolitanas SA	211,100	353,695
Latam Airlines Group SA	21,000	549,376
Latam Airlines Group SA ADR	118,400	3,090,240

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Portfolio of Investments — continued

Security	Shares	Value

Chile (continued)

Madeco SA	15,429,800	$591,617
Masisa SA	5,792,050	584,005
Parque Arauco SA	732,300	1,301,542
Quinenco SA	324,000	892,254
Ripley Corp. SA	1,302,000	1,232,447
S.A.C.I. Falabella SA	906,300	8,379,768
Salfacorp SA	783,700	1,619,829
Sigdo Koppers SA	852,743	2,060,547
Sociedad Matriz SAAM SA(1)	3,562,881	384,215
Sociedad Quimica y Minera de Chile SA, Series A	20,950	1,150,524
Sociedad Quimica y Minera de Chile SA, Series B ADR	58,900	3,278,963
Sonda SA	736,300	2,068,845
Vina Concha y Toro SA ADR	25,800	1,029,936

		$82,482,604

China — 8.8%

Agile Property Holdings, Ltd.	486,000	$635,869
Agricultural Bank of China, Ltd., Class H	6,416,000	2,598,572
Air China, Ltd., Class H	1,342,000	796,686
Aluminum Corp. of China, Ltd., Class H(1)	1,358,000	590,283
Angang Steel Co., Ltd., Class H(1)	704,000	390,155
Anhui Conch Cement Co., Ltd., Class H	435,000	1,199,745
Anta Sports Products, Ltd.	711,000	433,489
AsiaInfo-Linkage, Inc.(1)	37,500	442,125
Baidu, Inc. ADR(1)	86,600	9,957,268
Bank of China, Ltd., Class H	14,851,000	5,704,639
Bank of Communications, Ltd., Class H	1,554,300	1,056,973
BBMG Corp., Class H	591,000	416,673
Beijing Capital International Airport Co., Ltd., Class H	596,000	364,141
Beijing Enterprises Holdings, Ltd.	185,500	1,119,259
Beijing North Star Co., Ltd., Class H	1,580,000	295,159
BOE Technology Group Co., Ltd., Class B(1)	1,686,360	248,783
BYD Co., Ltd., Class H(1)	417,500	804,124
Chaoda Modern Agriculture Holdings, Ltd.(1)(2)	2,619,660	185,721
China Agri-Industries Holdings, Ltd.	1,292,000	710,990
China Bluechemical, Ltd., Class H	850,000	487,258
China CITIC Bank Corp., Ltd., Class H	3,411,000	1,763,199
China Coal Energy Co., Class H	1,438,000	1,195,817
China Communications Construction Co., Ltd., Class H	1,677,000	1,490,833
China Communications Services Corp., Ltd., Class H(1)	718,000	356,918
China Construction Bank Corp., Class H	17,890,580	12,360,144
China COSCO Holdings Co., Ltd., Class H(1)	1,621,650	727,852
China Dongxiang (Group) Co., Ltd.	3,981,000	362,826
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	463,485
China Everbright International, Ltd.	675,000	321,987
China Everbright, Ltd.	456,000	654,010
China Foods, Ltd.	460,000	456,101
China High Speed Transmission Equipment Group Co., Ltd.(1)	672,000	211,093
China International Marine Containers Co., Ltd., Class B	413,812	529,215
China Life Insurance Co., Ltd., Class H	1,900,000	4,993,626
China Longyuan Power Group Corp., Class H	1,303,000	860,474
China Mengniu Dairy Co., Ltd.	743,000	1,981,961
China Merchants Bank Co., Ltd., Class H	949,500	1,805,315
China Merchants Holdings (International) Co., Ltd.	824,000	2,515,447
China Merchants Property Development Co., Ltd., Class B	588,654	1,147,368
China Minsheng Banking Corp, Ltd., Class H	1,041,500	932,631
China Mobile, Ltd.	2,510,400	27,590,407
China National Building Material Co., Ltd., Class H	1,066,000	1,166,032
China National Materials Co., Ltd., Class H	596,000	186,139
China Oilfield Services, Ltd., Class H	564,000	816,045
China Overseas Land & Investment, Ltd.	978,360	2,304,057
China Pacific Insurance (Group) Co., Ltd., Class H	286,800	935,937
China Petroleum & Chemical Corp., Class H	5,410,000	4,835,060
China Railway Construction Corp., Class H	718,000	603,852
China Railway Group, Ltd., Class H	2,265,000	959,445
China Resources Enterprise, Ltd.	610,000	1,822,536
China Resources Land, Ltd.	536,000	1,111,127
China Resources Power Holdings Co., Ltd.	949,000	1,960,265
China Shenhua Energy Co., Ltd., Class H	1,104,000	3,899,068
China Shipping Container Lines Co., Ltd., Class H(1)	2,352,000	574,428
China Shipping Development Co., Ltd., Class H	736,000	348,758
China Southern Airlines Co., Ltd., Class H	2,064,500	918,953
China Taiping Insurance Holdings Co., Ltd.(1)	277,000	453,296
China Telecom Corp., Ltd., Class H	6,998,000	3,053,507
China Travel International Investment Hong Kong, Ltd.	1,660,000	311,352
China Unicom (Hong Kong), Ltd.	2,326,290	2,919,270
China Vanke Co., Ltd., Class B(1)	1,185,417	1,562,748
China Yurun Food Group, Ltd.	926,000	820,338
China Zhongwang Holdings, Ltd.(1)	541,200	208,579
Chongqing Changan Automobile Co., Ltd., Class B	1,301,443	520,755
Citic Pacific, Ltd.	628,000	960,148
CNOOC, Ltd.	5,169,500	10,422,326
Cosco Pacific, Ltd.	802,000	1,104,614
Ctrip.com International, Ltd. ADR(1)	129,500	2,170,420

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Portfolio of Investments — continued

Security	Shares	Value

China (continued)

Datang International Power Generation Co., Ltd., Class H	1,504,000	$599,130
Dazhong Transportation Group Co., Ltd., Class B(1)	633,875	316,877
Dongfeng Motor Group Co., Ltd., Class H	1,450,000	2,277,857
Focus Media Holding, Ltd. ADR	55,700	1,307,836
Golden Eagle Retail Group, Ltd.	516,000	1,062,236
Great Wall Motor Co., Ltd., Class H	836,750	1,684,817
Guangdong Investment, Ltd.	954,000	690,605
Guangzhou Automobile Group Co., Ltd., Class H(1)	1,506,857	1,266,801
Guangzhou R&F Properties Co., Ltd., Class H	793,200	1,062,451
Hangzhou Steam Turbine Co., Ltd., Class B	426,358	438,963
Hidili Industry International Development, Ltd.(1)	810,000	227,034
Huaneng Power International, Inc., Class H	1,972,000	1,491,153
Industrial & Commercial Bank of China, Ltd., Class H	15,503,000	8,690,802
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	392,000	359,525
Inner Mongolia Yitai Coal Co., Ltd., Class B(1)	212,000	1,202,366
Jiangsu Expressway Co., Ltd., Class H	796,000	747,346
Jiangxi Copper Co., Ltd., Class H	519,000	1,154,225
Kingboard Chemical Holdings, Ltd.	224,000	436,266
Kunlun Energy Co., Ltd.	1,120,000	1,807,220
Lee & Man Paper Manufacturing, Ltd.	876,000	354,266
Lenovo Group, Ltd.	2,596,000	2,211,861
Li Ning Co., Ltd.	428,000	240,813
Lianhua Supermarket Holdings Ltd., Class H	378,000	363,413
Lonking Holdings, Ltd.	1,070,000	258,633
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,389,000	322,519
Metallurgical Corp. of China, Ltd., Class H(1)	795,000	171,029
Mindray Medical International, Ltd. ADR	51,000	1,544,790
NetEase.com, Inc. ADR(1)	46,000	2,707,100
New Oriental Education & Technology Group, Inc. ADR(1)	142,400	3,488,800
Nine Dragons Paper Holdings, Ltd.	820,000	464,189
Parkson Retail Group, Ltd.	1,024,000	928,079
PetroChina Co., Ltd., Class H	6,942,300	8,985,149
PICC Property & Casualty Co., Ltd., Class H	600,000	681,686
Ping An Insurance (Group) Co. of China, Ltd., Class H	447,000	3,611,448
Qingling Motors Co., Ltd., Class H	1,448,966	348,852
Renhe Commercial Holdings Co., Ltd.	4,180,000	172,628
Semiconductor Manufacturing International Corp.(1)	5,725,000	194,249
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	964,000	1,076,094
Shanghai Diesel Engine Co., Ltd., Class B	854,400	523,451
Shanghai Electric Group Co., Ltd., Class H	934,000	385,002
Shanghai Haixin Group Co., Ltd., Class B(1)	545,000	223,423
Shanghai Industrial Holdings, Ltd.	291,000	772,725
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	731,960
Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	1,000,000	133,578
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	863,200	339,006
Shenzhen Chiwan Wharf Holdings, Ltd., Class B	153,115	194,016
Shimao Property Holdings, Ltd.	532,000	825,973
SINA Corp.(1)	25,700	1,331,517
Sino-Ocean Land Holdings, Ltd.	1,370,500	690,341
Sinofert Holdings, Ltd.	1,300,000	202,247
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,628,000	477,659
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H(1)	3,201,000	665,186
Sinopharm Group Co., Ltd., Class H	472,400	1,313,209
Sohu.com, Inc.(1)	10,500	468,720
Sound Global, Ltd.	378,000	171,643
Suntech Power Holdings Co., Ltd. ADR(1)	92,500	173,900
Tencent Holdings, Ltd.	345,800	10,211,911
Tingyi (Cayman Islands) Holding Corp.	1,184,000	3,053,541
Travelsky Technology, Ltd., Class H	1,218,000	633,347
Tsingtao Brewery Co., Ltd., Class H	1,124,000	6,422,842
Want Want China Holdings, Ltd.	3,531,000	4,375,769
Weichai Power Co., Ltd., Class H(1)	189,000	754,951
Wumart Stores, Inc., Class H(1)	244,000	496,050
Yangzijiang Shipbuilding Holdings, Ltd.	697,000	558,962
Yantai Changyu Pioneer Wine Co., Ltd., Class B	135,132	913,278
Yanzhou Coal Mining Co., Ltd., Class H(1)	672,000	1,058,987
Zhejiang Expressway Co., Ltd., Class H	870,000	575,112
Zhuzhou CSR Times Electric Co., Ltd., Class H	185,000	510,591
Zijin Mining Group Co., Ltd., Class H	2,302,000	783,258
ZTE Corp., Class H	590,616	1,153,568

		$234,182,507

Colombia — 1.8%

Almacenes Exito SA	483,055	$8,003,166
Banco de Bogota	14,000	394,958
Bancolombia SA ADR, PFC Shares	104,500	6,462,280
Bolsa de Valores de Colombia	11,328,600	179,176
Cementos Argos SA	284,000	1,114,990
Cia Colombiana de Inversiones SA	566,260	1,351,357
Corporacion Financiera Colombiana SA	36,126	613,928
Ecopetrol SA	2,214,400	6,191,216
Empresa de Energia de Bogota SA	1,116,272	622,942
Empresa de Telecommunicaciones de Bogota SA(1)	2,267,738	510,026
Fabricato SA(1)	34,115,900	1,769,919

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Portfolio of Investments — continued

Security	Shares	Value

Colombia (continued)

Grupo Aval Acciones y Valores SA	1,723,100	$1,101,717
Grupo de Inversiones Suramericana	220,000	3,812,729
Grupo Nutresa SA	236,463	2,718,766
Grupo Odinsa SA	47,100	245,410
Interconexion Electrica SA	661,500	4,303,706
Inversiones Argos SA	341,000	3,155,681
Inversiones Argos SA, PFC Shares	88,040	790,050
ISAGEN SA ESP	1,706,300	2,344,640
Promigas SA	26,950	405,389
Tableros y Maderas de Caldas	94,854,700	506,466

		$46,598,512

Croatia — 0.4%

Adris Grupa DD, PFC Shares	41,150	$1,526,621
Atlantic Grupa DD(1)	3,250	270,028
Atlantska Plovidba DD(1)	15,437	718,344
Croatia Osiguranje DD	160	172,434
Dalekovod DD(1)	20,940	385,663
Ericsson Nikola Tesla	5,610	930,906
Hrvatski Telekom DD	152,650	5,270,984
Institut IGH DD(1)	2,210	231,248
Koncar-Elektroindustrija DD(1)	2,370	205,787
Kras DD(1)	1,645	106,908
Petrokemija DD(1)	17,450	731,680
Podravka Prehrambena Industrija DD(1)	21,750	846,942
Privredna Banka Zagreb DD	3,310	297,076

		$11,694,621

Czech Republic — 1.4%

CEZ AS	383,670	$13,269,148
Komercni Banka AS	47,400	8,268,991
Komercni Banka AS GDR	27,154	1,574,582
New World Resources PLC, Class A	666,100	3,412,017
Pegas Nonwovens SA	48,000	1,022,862
Philip Morris CR AS	3,760	2,096,973
Telefonica 02 Czech Republic AS	242,400	4,630,957
Unipetrol AS(1)	352,100	2,990,981

		$37,266,511

Egypt — 1.7%

Alexandria Mineral Oils Co.	100,200	$1,446,379
Arab Cotton Ginning	1,880,400	760,196
Citadel Capital Co.(1)	1,207,400	644,139
Commercial International Bank	1,351,590	5,881,581
Eastern Tobacco	55,400	735,144
Egypt Kuwaiti Holding Co.	1,101,751	1,303,277
Egyptian Financial & Industrial Co.(1)	137,064	237,772
Egyptian Financial Group-Hermes Holding SAE(1)	884,525	1,534,692
Egyptian International Pharmaceutical Industrial Co.	153,932	822,345
Egyptian Resorts Co.(1)	4,213,900	801,714
El Ezz Aldekhela Steel Alexa Co.	4,750	399,056
El Kahera Housing & Development Co. SAE	234,800	176,714
El Sewedy Cables Holding Co.(1)	102,921	403,322
El Watany Bank of Egypt	43,866	116,838
Ezz Steel	1,247,000	1,484,565
Ghabbour Auto	345,862	1,191,899
International Hotel Holdings(1)(2)	11,863	0
Juhayna Food Industries	1,967,600	1,508,804
Maridive & Oil Services SAE(1)	689,196	786,200
Medinet Nasr for Housing(1)	59,062	162,815
Misr Cement (Qena)	18,251	258,462
National Societe General Bank	164,726	799,563
Nile Cotton Ginning Co.(1)(2)	125,000	67,570
Orascom Construction Industries (OCI)	197,901	8,407,650
Orascom Telecom Holding SAE(1)	7,987,310	4,113,759
Orascom Telecom Media And Technology Holding SAE(1)	7,318,810	1,787,875
Oriental Weavers Co.	255,681	767,373
Pioneers Holding(1)	1,151,800	820,794
Sidi Kerir Petrochemicals Co.	679,500	1,424,860
Six of October Development & Investment Co.(1)	54,253	155,712
South Valley Cement	485,000	277,386
Suez Cement Co.	138,000	479,942
Talaat Moustafa Group(1)	2,751,160	2,036,005
Telecom Egypt	1,086,300	2,399,504

		$44,193,907

Estonia — 0.3%

AS Baltika(1)	226,000	$111,433
AS Merko Ehitus	75,000	596,910
AS Nordecon International(1)	223,282	332,620
AS Olympic Entertainment Group(1)	803,899	1,330,665
AS Tallink Group(1)	5,354,470	4,169,151
AS Tallinna Kaubamaja	202,800	1,441,338
AS Tallinna Vesi	35,235	330,031

		$8,312,148

Ghana — 0.2%

Aluworks Ghana, Ltd.(1)	1,810,900	$46,613
CAL Bank, Ltd.	3,266,254	487,626
Ghana Commercial Bank, Ltd.	1,384,370	1,403,968

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Portfolio of Investments — continued

Security	Shares	Value

Ghana (continued)

HFC Bank Ghana, Ltd.	3,899,473	$903,353
Produce Buying Co., Ltd.	650,000	75,290
SG-SSB, Ltd.	740,000	175,238
Standard Chartered Bank of Ghana, Ltd.	34,600	820,960
Unilever Ghana, Ltd.	249,000	1,063,938

		$4,976,986

Hungary — 1.7%

EGIS Pharmaceuticals PLC	15,078	$979,437
FHB Mortgage Bank Rt.(1)	61,300	138,843
Magyar Telekom Rt.	3,116,434	6,149,420
Magyar Telekom Rt. ADR	37,300	361,810
MOL Hungarian Oil & Gas Rt.	162,345	11,757,279
OTP Bank Rt.	907,900	14,436,521
Richter Gedeon Rt.	64,122	10,582,459

		$44,405,769

India — 6.4%

ABB, Ltd.	23,000	$331,477
ACC, Ltd.	28,800	658,120
Adani Enterprises, Ltd.	139,500	560,879
Adani Ports and Special Economic Zone, Ltd.	475,400	1,035,870
Adani Power, Ltd.(1)	403,400	364,745
Aditya Birla Nuvo, Ltd.	14,406	210,150
Allahabad Bank, Ltd.	271,700	733,989
Andhra Bank	192,000	408,128
Apollo Hospitals Enterprise, Ltd.	61,400	677,430
Ashok Leyland, Ltd.(1)	614,926	276,803
Asian Paints, Ltd.	16,600	1,161,910
Axis Bank, Ltd.	150,000	2,749,444
Bajaj Auto, Ltd.(1)	33,200	941,088
Bajaj Holdings & Investment, Ltd.(1)	11,100	155,682
Balrampur Chini Mills, Ltd.	332,600	312,159
Bank of India	129,900	810,273
Bharat Forge, Ltd.	42,200	228,206
Bharat Heavy Electricals, Ltd.	452,800	1,898,217
Bharat Petroleum Corp., Ltd.	67,200	895,242
Bharti Airtel, Ltd.	1,310,400	7,218,813
Biocon, Ltd.	78,400	334,830
Cairn India, Ltd.(1)	223,000	1,237,622
Canara Bank, Ltd.	95,100	706,656
Century Textiles & Industries, Ltd.	50,000	278,925
Cipla, Ltd.	207,400	1,177,924
Coal India, Ltd.	297,600	1,861,626
Colgate-Palmolive (India), Ltd.	23,100	497,219
Container Corp. of India, Ltd.	20,800	344,132
Corporation Bank	17,000	128,152
Crompton Greaves, Ltd.	67,900	148,252
Cummins India, Ltd.	68,800	562,070
Dabur India, Ltd.	278,000	573,819
Divi’s Laboratories, Ltd.(1)	14,000	258,271
Dr. Reddy’s Laboratories, Ltd.	24,300	719,953
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	795,424
Educomp Solutions, Ltd.	135,900	414,187
Essar Oil, Ltd.(1)	178,500	175,977
GAIL (India), Ltd.	250,150	1,587,513
GAIL (India), Ltd. GDR(3)	25,050	906,059
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	290,494
Glenmark Pharmaceuticals, Ltd.	114,000	742,732
GMR Infrastructure, Ltd.(1)	1,192,200	540,960
Grasim Industries, Ltd. GDR(3)	13,300	635,715
Great Eastern Shipping Co., Ltd. (The)	56,700	253,828
Gujarat Ambuja Cements, Ltd.	329,900	1,040,841
HCL Technologies, Ltd.	110,800	948,378
HDFC Bank, Ltd.	536,400	5,447,405
HDFC Bank, Ltd. ADR	38,500	1,255,100
Hero MotoCorp, Ltd.	51,542	1,995,328
Hindalco Industries, Ltd.	491,910	1,071,052
Hindustan Construction, Ltd.(1)	431,600	159,551
Hindustan Petroleum Corp., Ltd.	98,600	594,146
Hindustan Unilever, Ltd.	588,309	4,799,378
Hindustan Zinc, Ltd.	199,000	440,308
Housing Development & Infrastructure, Ltd.(1)	488,601	767,156
Housing Development Finance Corp., Ltd.	614,800	7,222,064
ICICI Bank, Ltd.	229,500	3,686,160
ICICI Bank, Ltd. ADR	50,200	1,626,982
IDBI Bank, Ltd.	346,300	583,250
Idea Cellular, Ltd.(1)	1,065,701	1,455,872
Indiabulls Infrastructure and Power, Ltd.(1)	896,800	37,359
Indiabulls Real Estate, Ltd.	304,000	338,254
Indian Hotels Co., Ltd.	173,820	193,819
Indian Oil Corp., Ltd.	221,900	1,020,571
Infosys, Ltd.	328,151	14,810,373
Infrastructure Development Finance Co., Ltd.	794,600	1,956,201
ITC, Ltd.	1,223,800	5,720,846
Jain Irrigation Systems, Ltd.	169,800	255,091
Jaiprakash Associates, Ltd.	631,150	838,547
Jammu & Kashmir Bank, Ltd.(1)	12,000	214,848
Jindal Steel & Power, Ltd.	188,000	1,593,459
JSW Energy, Ltd.	590,877	558,943
JSW Steel, Ltd.	73,900	903,237

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Portfolio of Investments — continued

Security	Shares	Value

India (continued)

Kotak Mahindra Bank, Ltd.	187,600	$2,004,062
Lanco Infratech, Ltd.(1)	2,031,400	552,850
Larsen & Toubro, Ltd.	51,600	1,301,651
Larsen & Toubro, Ltd. GDR(3)	48,000	1,226,176
LIC Housing Finance, Ltd.	223,700	1,086,184
Lupin, Ltd.	71,500	700,928
Mahindra & Mahindra, Ltd.	167,400	2,125,882
Maruti Suzuki India, Ltd.	50,500	1,063,420
Motor Industries Co., Ltd.	3,900	638,787
Mphasis, Ltd.	53,500	357,389
Nestle India, Ltd.	12,100	987,449
NHPC, Ltd.	2,174,100	714,169
Nicholas Piramal India, Ltd.	41,782	396,148
NTPC, Ltd.	1,357,100	3,909,853
Oil & Natural Gas Corp., Ltd.	1,057,200	5,408,585
Oracle Financial Service Software, Ltd.(1)	4,000	190,694
Patni Computer Systems, Ltd.(1)	37,000	341,340
Petronet LNG, Ltd.	216,300	558,922
Power Grid Corporation of India, Ltd.	1,168,600	2,394,923
Punjab National Bank, Ltd.	13,000	189,590
Ranbaxy Laboratories, Ltd.(1)	26,000	230,100
Ranbaxy Laboratories, Ltd. GDR(1)(3)	70,500	623,003
Reliance Capital, Ltd.	127,100	826,832
Reliance Communications, Ltd.	945,300	1,084,537
Reliance Industries, Ltd.	708,712	9,407,265
Reliance Industries, Ltd. GDR(4)	42,816	1,140,660
Reliance Infrastructure, Ltd.	234,800	2,372,892
Reliance Power, Ltd.(1)	950,100	1,831,379
Satyam Computer Services, Ltd.(1)	401,500	570,712
Sesa Goa, Ltd.	143,000	496,254
Siemens India, Ltd.	37,200	491,314
State Bank of India	17,700	687,101
State Bank of India GDR	28,800	2,240,381
Steel Authority of India, Ltd.	409,100	670,438
Sterlite Industries (India), Ltd.	557,900	1,042,279
Sun Pharmaceuticals Industries, Ltd.	248,000	2,831,216
Tata Chemicals, Ltd.	58,600	328,948
Tata Communications, Ltd.	47,000	197,467
Tata Consultancy Services, Ltd.	269,380	6,219,455
Tata Motors, Ltd.	378,800	1,656,363
Tata Motors, Ltd. ADR	19,800	434,808
Tata Power Co., Ltd.	1,253,200	2,376,760
Tata Steel, Ltd.	112,700	903,411
Tata Tea, Ltd.	156,000	325,198
Titan Industries, Ltd.	248,000	992,797
Torrent Power, Ltd.	65,000	211,848
UltraTech Cement, Ltd.	26,700	725,611
United Phosphorus, Ltd.	237,900	537,953
United Spirits, Ltd.	47,500	582,153
Voltas, Ltd.	224,100	424,225
Wipro, Ltd.	325,666	2,350,634
Wipro, Ltd. ADR	21,833	200,427
Zee Entertainment Enterprises, Ltd.	413,300	1,102,661

		$170,601,568

Indonesia — 3.0%

Adaro Energy Tbk PT	11,402,500	$1,782,275
AKR Corporindo Tbk PT	950,000	355,104
Aneka Tambang Tbk PT	8,587,500	1,234,889
Astra Argo Lestari Tbk PT	326,500	705,165
Astra International Tbk PT	11,815,000	8,710,001
Bakrie Sumatera Plantations Tbk PT	10,258,500	201,224
Bakrieland Development Tbk PT(1)	28,008,000	211,614
Bank Central Asia Tbk PT	9,364,000	7,324,020
Bank Danamon Indonesia Tbk PT	2,391,681	1,536,054
Bank Mandiri Tbk PT	5,382,500	4,176,421
Bank Negara Indonesia Persero Tbk PT	4,837,000	1,988,834
Bank Pan Indonesia Tbk PT(1)	3,525,272	299,377
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,752,000	371,806
Bank Rakyat Indonesia Tbk PT	6,872,500	4,707,009
Barito Pacific Tbk PT(1)	5,662,500	304,440
Bumi Resources Tbk PT	13,477,000	1,614,709
Delta Dunia Makmur Tbk PT(1)	5,235,500	223,342
Gudang Garam Tbk PT	306,000	2,021,580
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	3,326,500	374,196
Indo Tambangraya Megah Tbk PT	179,500	695,118
Indocement Tunggal Prakarsa Tbk PT	1,317,000	2,454,570
Indofood CBP Sukses Makmur Tbk PT(1)	1,273,000	787,141
Indofood Sukses Makmur Tbk PT	2,985,500	1,552,821
Indosat Tbk PT	2,085,500	969,963
Jasa Marga Tbk PT	3,247,500	1,881,020
Kalbe Farma Tbk PT	3,963,000	1,602,700
Lippo Karawaci Tbk PT	11,794,000	1,011,018
Matahari Putra Prima Tbk PT	1,600,000	164,651
Medco Energi Internasional Tbk PT	1,397,000	269,815
Perusahaan Gas Negara Tbk PT	11,929,000	4,516,125
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,779,500	797,998
Ramayana Lestari Sentosa Tbk PT	4,100,000	413,997
Semen Gresik (Persero) Tbk PT	2,655,000	3,222,214
Tambang Batubara Bukit Asam Tbk PT	948,000	1,493,758

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Portfolio of Investments — continued

Security	Shares	Value

Indonesia (continued)

Telekomunikasi Indonesia Tbk PT	11,745,160	$10,261,562
Trada Maritime Tbk PT(1)	4,447,500	414,299
Unilever Indonesia Tbk PT	801,700	1,966,193
United Tractors Tbk PT	2,543,500	5,852,216
Vale Indonesia Tbk PT	2,462,000	708,460
XL Axiata Tbk PT	2,104,500	1,388,315

		$80,566,014

Jordan — 0.7%

Arab Bank PLC	762,870	$7,777,289
Arab Potash Co. PLC	54,500	3,237,133
Bank of Jordan	262,189	799,254
Capital Bank of Jordan(1)	500,415	839,794
Jordan Ahli Bank	324,100	580,368
Jordan Petroleum Refinery(1)	142,800	1,084,890
Jordan Phosphate Mines	72,900	1,257,708
Jordan Steel	269,400	657,278
Jordan Telecom Corp.	182,300	1,296,988
Jordanian Electric Power Co.	280,901	1,161,532
Royal Jordanian Airlines(1)	209,700	160,538
Taameer Jordan Holdings PSC(1)	1,153,700	363,128
Union Land Development(1)	156,800	422,147
United Arab Investors(1)	1,294,200	111,423

		$19,749,470

Kazakhstan — 0.8%

Eurasian Natural Resources Corp.	756,200	$4,935,426
Halyk Savings Bank of Kazakhstan JSC GDR(1)(3)	716,100	3,569,112
Kazakhmys PLC	451,100	5,114,508
Kazkommertsbank JSC GDR(1)(3)	228,600	618,943
KazMunaiGas Exploration Production GDR(3)	362,726	6,130,584
Zhaikmunai, LP GDR(1)(3)	14,300	121,726

		$20,490,299

Kenya — 1.0%

Athi River Mining, Ltd.(1)	561,200	$1,343,150
Bamburi Cement Co., Ltd.	366,541	722,003
Barclays Bank of Kenya, Ltd.	6,659,520	1,026,208
Centum Investment Co., Ltd.(1)	977,680	148,468
Co-operative Bank of Kenya, Ltd. (The)	8,812,080	1,169,866
East African Breweries, Ltd.	2,913,940	7,900,412
Equity Bank, Ltd.	15,535,000	3,918,408
KenolKobil, Ltd.	2,380,000	412,805
Kenya Airways, Ltd.	1,598,400	255,357
Kenya Commercial Bank, Ltd.	11,835,060	3,264,324
Kenya Electricity Generating Co., Ltd.	1,449,600	148,224
Kenya Power & Lighting, Ltd.	8,246,893	1,483,955
Mumias Sugar Co., Ltd.	3,556,814	260,917
Nation Media Group, Ltd.	302,980	632,879
NIC Bank, Ltd.	704,939	300,182
Safaricom, Ltd.	80,785,900	3,352,457
Standard Chartered Bank Kenya, Ltd.	309,721	736,404

		$27,076,019

Kuwait — 1.5%

Abyaar Real Estate Development(1)	1,440,000	$193,847
Agility Public Warehousing Co. KSC	620,000	856,074
Ahli United Bank	209,475	659,525
Al Ahli Bank of Kuwait KSC	114,187	240,844
Al Safwa Group Holding Co. KSC(1)	7,920,000	481,619
Al-Mazaya Holding Co.(1)	520,000	128,366
Al-Qurain Petrochemicals Co.	1,460,000	1,039,566
Boubyan Bank KSC(1)	607,500	1,348,836
Boubyan Petrochemicals Co.	1,875,000	3,967,811
Burgan Bank SAK	694,344	1,059,201
Combined Group Contracting Co.	119,185	540,616
Commercial Bank of Kuwait SAK(1)	240,000	672,929
Commercial Real Estate Co. KSCC	2,369,266	666,626
Gulf Bank(1)	1,081,500	1,690,051
Gulf Cable and Electrical Industries Co.	110,000	453,177
Hits Telecom Holding KSC(1)	1,320,000	337,535
Kuwait Finance House KSC	1,266,088	3,375,189
Kuwait Foods Co. (Americana)	350,000	1,613,333
Kuwait International Bank	818,000	751,634
Kuwait Pipes Industries & Oil Services Co.(1)	800,000	322,730
Kuwait Portland Cement Co.	192,500	589,736
Kuwait Projects Co. Holdings KSC	405,168	475,079
Kuwait Real Estate Co.(1)	1,720,000	287,770
Mabanee Co. SAKC	568,700	2,184,780
Mena Holding Group(1)(2)	30,000	0
Mobile Telecommunications Co.	1,980,000	5,229,589
National Bank of Kuwait SAK	1,804,044	6,562,476
National Industries Group Holding(1)	2,537,500	1,843,443
National Investment Co.(1)	645,000	237,763
National Mobile Telecommunication Co. KSC	162,500	1,295,592
National Real Estate Co.(1)	569,800	244,868
Sultan Center Food Products Co.(1)	580,000	212,769

		$39,563,374

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Portfolio of Investments — continued

Security	Shares	Value

Latvia — 0.0%(5)

Grindeks(1)	12,000	$98,441
Latvian Shipping Co.(1)	96,000	44,157

		$142,598

Lebanon — 0.2%

Banque Audi sal-Audi Saradar Group	246,610	$1,432,116
Byblos Bank	838,110	1,258,191
Solidere	275,848	3,652,228

		$6,342,535

Lithuania — 0.1%

Apranga PVA	363,680	$846,446
Bankas Snoras(1)(2)	1,114,759	0
Invalda PVA(1)	70,800	229,557
Klaipedos Nafta PVA	1,576,663	786,797
Lesto AB	100,536	73,547
Lietuvos Dujos	200,000	140,788
Lietuvos Energijas Gamyba AB(1)	19,013	9,910
LITGRID Turtas AB	18,780	12,479
Panevezio Statybos Trestas(1)	323,592	449,279
Pieno Zvaigzdes	94,000	220,237
Rokiskio Suris	177,000	304,329
Siauliu Bankas(1)	827,358	257,542

		$3,330,911

Malaysia — 3.1%

Aeon Co.(M) Bhd	184,200	$530,972
Affin Holdings Bhd	236,000	249,095
Airasia Bhd	851,000	963,188
Alliance Financial Group Bhd	330,800	436,473
AMMB Holdings Bhd	615,900	1,226,204
Axiata Group Bhd	1,505,175	2,605,523
Batu Kawan Bhd	100,300	582,496
Berjaya Corp. Bhd	2,498,100	621,197
Berjaya Sports Toto Bhd	445,097	604,504
Boustead Holdings Bhd	412,500	693,574
British American Tobacco Malaysia Bhd	73,000	1,292,775
Bursa Malaysia Bhd	224,600	439,004
CIMB Group Holdings Bhd	1,417,266	3,396,335
Dialog Group Bhd	2,232,664	1,664,704
Digi.com Bhd	1,334,000	1,791,555
Gamuda Bhd	1,965,800	2,182,989
Genting Bhd	1,174,900	3,508,562
Genting Plantations Bhd	261,000	770,859
Hong Leong Bank Bhd	252,400	991,183
Hong Leong Financial Group Bhd	90,500	350,751
IGB Corp. Bhd	315,120	267,861
IJM Corp. Bhd	1,007,020	1,602,669
IOI Corp. Bhd	1,671,268	2,747,106
Kinsteel Bhd	1,475,000	206,090
KLCC Property Holdings Bhd	250,000	366,787
KNM Group Bhd(1)	973,075	218,129
Kuala Lumpur Kepong Bhd	227,650	1,654,253
Kulim (Malaysia) Bhd	792,800	1,178,172
Lafarge Malayan Cement Bhd	691,260	1,595,441
Landmarks Bhd(1)	576,800	164,256
Lion Industries Corp. Bhd	436,600	168,722
Malayan Banking Bhd	1,152,486	3,169,829
Malaysia Airports Holdings Bhd	200,000	351,338
Malaysian Airline System Bhd(1)	683,133	235,428
Malaysian Resources Corp. Bhd	1,188,000	662,219
Maxis Bhd	1,245,600	2,514,042
Media Prima Bhd	567,300	395,666
MISC Bhd	638,440	933,076
MMC Corp. Bhd	662,000	546,394
Muhibbah Engineering(M) Bhd	639,400	207,397
Multi-Purpose Holdings Bhd	430,540	449,917
Parkson Holdings Bhd	570,622	827,108
Petronas Chemicals Group Bhd	2,573,300	5,273,647
Petronas Dagangan Bhd	374,700	2,500,025
Petronas Gas Bhd	228,000	1,297,116
Pharmaniaga Bhd	7,173	22,995
PPB Group Bhd	300,400	1,514,880
Public Bank Bhd	702,398	3,052,851
Resorts World Bhd	1,613,100	1,841,069
RHB Capital Bhd	260,500	610,079
Sapurakencana Petroleum Bhd(1)	3,311,852	2,294,465
Shell Refining Co. Bhd	201,100	585,800
Sime Darby Bhd	2,280,809	7,136,926
Sino Hua-An International Bhd(1)	2,699,600	157,925
Sunway Bhd(1)	378,040	275,259
Sunway Real Estate Investment Trust	1,028,200	441,517
Supermax Corp. Bhd	500,000	327,300
Ta Ann Holdings Bhd	355,899	506,673
Tan Chong Motor Holdings Bhd	219,000	311,308
Telekom Malaysia Bhd	845,000	1,510,476
Tenaga Nasional Bhd	1,057,531	2,253,721
Top Glove Corp. Bhd	210,000	345,442
UEM Land Holdings Bhd(1)	584,700	387,032
UMW Holdings Bhd	239,000	691,343
Unisem(M) Bhd	799,500	345,413

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Portfolio of Investments — continued

Security	Shares	Value

Malaysia (continued)

Wah Seong Corp. Bhd	682,750	$406,160
WCT Bhd	699,500	532,060
YTL Corp. Bhd	2,079,418	1,330,539
YTL Power International Bhd	1,521,299	847,201

		$82,163,065

Mauritius — 0.6%

Ireland Blyth, Ltd.	64,209	$162,604
LUX Island Resorts, Ltd.(1)	219,280	140,072
Mauritius Commercial Bank	1,535,695	8,366,066
New Mauritius Hotels, Ltd.	1,267,600	2,698,904
Rogers & Co., Ltd.	48,555	506,891
State Bank of Mauritius, Ltd.	1,389,749	3,672,461
Sun Resorts, Ltd.	656,202	759,933
United Basalt Products, Ltd.	102,150	354,929

		$16,661,860

Mexico — 7.0%

Alfa SAB de CV, Series A	571,272	$9,130,280
America Movil SAB de CV, Series L	35,060,022	45,836,622
Bolsa Mexicana de Valores SAB de CV	520,000	1,024,431
Cemex SAB de CV, Series CPO(1)	11,332,170	7,628,574
Coca-Cola Femsa SA de CV, Series L	102,000	1,335,817
Compartamos SAB de CV	3,135,800	3,669,486
Consorcio ARA SA de CV(1)	562,100	187,933
Controladora Comercial Mexicana SA de CV	352,600	806,187
Corporacion GEO SAB de CV, Series B(1)	316,700	356,355
Desarrolladora Homex SAB de CV(1)	149,900	384,198
Embotelladoras Arca SAB de CV	215,100	1,248,059
Empresas ICA SAB de CV(1)	1,151,300	2,019,567
Fomento Economico Mexicano SA de CV, Series UBD	1,540,500	13,756,258
Genomma Lab Internacional SA de CV(1)	620,500	1,225,678
Grupo Aeroportuario del Pacifico SAB de CV, Class B	217,800	863,546
Grupo Aeroportuario del Sureste SAB de CV, Class B	179,726	1,406,583
Grupo Bimbo SA de CV, Series A	1,682,508	4,135,733
Grupo Carso SA de CV, Series A1	927,400	3,018,637
Grupo Comercial Chedraui SA de CV	132,800	356,497
Grupo Elektra SA de CV	49,226	1,981,631
Grupo Financiero Banorte SAB de CV, Class O	3,523,000	18,206,978
Grupo Financiero Inbursa SAB de CV, Class O	4,212,816	9,471,154
Grupo Iusacell SA de CV(1)(2)	142,465	0
Grupo Mexico SAB de CV, Series B	4,351,574	12,934,317
Grupo Modelo SA de CV, Series C	447,600	3,959,369
Grupo Televisa SA, Series CPO	1,715,518	7,388,210
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,386,830	2,339,159
Industrias CH SAB de CV, Series B(1)	158,452	717,682
Industrias Penoles SA de CV	127,829	5,481,247
Inmuebles Carso SAB de CV(1)	927,400	699,389
Kimberly-Clark de Mexico SAB de CV, Class A	1,185,510	2,322,194
Mexichem SAB de CV	1,210,107	5,205,210
Minera Frisco SAB de CV(1)	927,400	3,914,077
Organizacion Soriana SAB de CV, Class B(1)	166,700	523,605
Promotora y Operadora de Infraestructura SAB de CV(1)	207,900	978,586
TV Azteca SAB de CV, Series CPO	1,018,565	682,622
Urbi Desarrollos Urbanos SAB de CV(1)	427,700	411,678
Wal-Mart de Mexico SAB de CV, Series V	3,765,364	10,074,128

		$185,681,677

Morocco — 1.6%

Alliances Developpement Immobilier SA	19,684	$1,599,550
Attijariwafa Bank	200,100	7,680,765
Banque Centrale Populaire	97,200	2,199,133
Banque Marocaine du Commerce Exterieur (BMCE)	157,000	3,403,783
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	8,040	771,495
Centrale Laitiere(1)	4,200	672,281
Ciments du Maroc	9,810	952,046
Compagnie Generale Immobiliere	10,300	1,043,841
Cosumar Compagnie Sucriere Marocaine et de Raffinage	1,637	314,834
Credit Immobilier et Hotelier	17,500	431,819
Delta Holding SA	60,000	274,828
Douja Promotion Groupe Addoha SA	383,000	2,943,514
Holcim Maroc SA	7,282	1,624,002
Label Vie(1)	3,700	643,016
Lafarge Ciments	9,200	1,634,908
Managem	12,400	2,200,569
Maroc Telecom	711,241	9,028,847
Samir(1)	24,247	1,344,173
Societe des Brasseries du Maroc	1,829	389,801
SONASID (Societe Nationale de Siderurgie)(1)	5,872	1,013,980
Wafa Assurance	3,400	1,204,120

		$41,371,305

Nigeria — 0.9%

Access Bank PLC	30,503,211	$1,218,077
Ashaka Cement PLC	2,905,875	166,660
Cadbury Nigeria PLC(1)	1,333,333	122,946
Dangote Cement PLC	2,723,861	1,757,809
Dangote Sugar Refinery PLC	7,275,654	186,981

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Portfolio of Investments — continued

Security	Shares	Value

Nigeria (continued)

Diamond Bank PLC(1)	22,314,600	$295,477
Ecobank Transnational, Inc.	5,970,792	395,582
First Bank of Nigeria PLC	39,977,410	2,687,563
First City Monument Bank PLC(1)	14,755,996	294,778
Flour Mills of Nigeria PLC	726,008	255,582
Forte Oil PLC(1)	1,797,328	116,509
Guaranty Trust Bank PLC	32,357,400	2,992,296
Guiness Nigeria PLC	731,034	1,017,290
Lafarge Cement WAPCO Nigeria PLC	3,131,300	789,274
Nestle Nigeria PLC	338,000	926,356
Nigerian Breweries PLC	4,388,100	2,746,516
Oando PLC(1)	5,369,423	445,208
PZ Cussons Nigeria PLC	3,463,540	541,759
Skye Bank PLC	16,739,600	297,431
UAC of Nigeria PLC	4,463,050	861,937
Unilever Nigeria PLC	3,750,000	691,961
Union Bank of Nigeria PLC(1)	2,936,181	67,427
United Bank for Africa PLC(1)	36,714,397	829,540
Zenith Bank PLC	37,213,337	3,147,288

		$22,852,247

Oman — 0.8%

Bank Dhofar SAOG	872,212	$937,145
Bank Muscat SAOG	3,029,836	4,704,934
Bank Sohar	2,501,900	983,182
Dhofar International Development & Investment Holding Co.	256,825	255,571
Galfar Engineering & Contracting SAOG	930,340	956,931
National Bank of Oman, Ltd.	866,360	658,526
Oman Cables Industry SAOG	112,400	237,845
Oman Cement Co. SAOG	768,532	1,276,300
Oman Flour Mills Co., Ltd. SAOG	543,700	670,406
Oman International Bank SAOG	1,447,577	926,938
Oman Telecommunications Co.	1,262,260	4,344,296
Omani Qatari Telecommunications Co. SAOG	671,100	894,561
Ominvest	664,096	641,555
Raysut Cement Co. SAOG	468,410	1,637,635
Renaissance Holdings Co.(1)	1,085,940	1,447,315
Shell Oman Marketing Co.	66,100	444,215

		$21,017,355

Pakistan — 0.9%

Adamjee Insurance Co., Ltd.	235,620	$144,843
Aisha Steel Mills, Ltd., PFC Shares(1)(2)	69,476	0
AkzoNobel Pakistan, Ltd.(1)	56,145	0
Arif Habib Co., Ltd.	694,760	228,026
Attock Petroleum, Ltd.	99,000	498,908
Bank Alfalah, Ltd.	1,396,394	254,412
D.G. Khan Cement Co., Ltd.(1)	850,320	354,406
Engro Corp., Ltd.	1,138,716	1,233,473
Fauji Fertilizer Bin Qasim, Ltd.	841,000	363,758
Fauji Fertilizer Co., Ltd.	1,336,114	1,564,734
Habib Bank, Ltd.	219,615	260,485
Hub Power Co., Ltd.	5,794,400	2,549,882
ICI Pakistan, Ltd.	167,800	234,338
Indus Motor Co., Ltd.	112,000	291,244
Jahangir Siddiqui & Co., Ltd.(1)	1,947,364	255,274
Kot Addu Power Co., Ltd.	1,343,500	641,802
Lucky Cement, Ltd.	883,300	1,079,930
Muslim Commercial Bank, Ltd.	1,626,848	2,859,443
National Bank of Pakistan	1,675,240	772,414
Nishat Mills, Ltd.	1,922,980	972,828
Oil & Gas Development Co., Ltd.	1,601,500	2,734,331
Pakistan Oil Fields, Ltd.	273,700	1,066,553
Pakistan Petroleum, Ltd.	995,962	1,980,496
Pakistan State Oil Co., Ltd.	323,900	807,723
Pakistan Telecommunication Co., Ltd.(1)	4,498,500	648,620
United Bank, Ltd.	1,302,825	1,079,532

		$22,877,455

Peru — 1.6%

Alicorp SA	2,077,461	$5,455,722
Banco Continental SA	265,780	598,267
Cia de Minas Buenaventura SA	82,880	3,078,267
Cia de Minas Buenaventura SA ADR	138,176	5,247,924
Cia Minera Milpo SA	808,171	1,273,426
Credicorp, Ltd. ADR	65,435	8,237,612
Edegel SA	2,023,411	1,411,947
Ferreyros SA	717,032	613,331
Grana y Montero SA	965,092	2,987,060
Intergroup Financial Services Corp.	40,900	1,249,086
Luz del Sur SAA	83,400	219,647
Minsur SA	1,384,773	1,340,354
Sociedad Minera Cerro Verde SAA(1)	47,600	1,711,220
Sociedad Minera el Brocal SA	32,370	540,411
Southern Copper Corp.	147,455	4,646,307
Volcan Cia Minera SA, Class B	2,104,398	2,368,484

		$40,979,065

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Portfolio of Investments — continued

Security	Shares	Value

Philippines — 1.8%

Aboitiz Equity Ventures, Inc.	3,648,000	$4,256,843
Aboitiz Power Corp.	1,264,300	1,028,520
ABS-CBN Holdings Corp. PDR	236,200	207,716
Alliance Global Group, Inc.	5,313,100	1,466,864
Ayala Corp.	211,838	2,372,293
Ayala Land, Inc.	3,534,608	1,822,937
Ayala Land, Inc., PFC Shares(2)	3,534,608	8,389
Bank of the Philippine Islands	1,051,521	1,869,652
BDO Unibank, Inc.	1,198,920	1,812,612
DMCI Holdings, Inc.	716,100	972,926
Energy Development Corp.	5,342,650	767,485
Filinvest Land, Inc.	16,105,546	491,275
First Gen Corp.(1)	1,129,760	474,391
First Philippine Holdings Corp.	207,200	372,682
Globe Telecom, Inc.	22,170	588,878
GMA Holdings, Inc. PDR	1,242,100	309,802
International Container Terminal Services, Inc.	551,900	968,787
JG Summit Holding, Inc.	2,893,700	2,408,385
Jollibee Foods Corp.	467,000	1,158,010
Lopez Holdings Corp.	11,450,000	1,625,370
Manila Electric Co.	367,104	2,217,165
Manila Water Co.	481,700	280,550
Megaworld Corp.	10,700,000	560,677
Metropolitan Bank & Trust Co.	747,479	1,649,773
Nickel Asia Corp.	1,075,900	766,585
Philex Mining Corp.	3,645,900	2,078,045
Philex Petroleum Corp.(1)	691,700	762,683
Philippine Long Distance Telephone Co.	52,460	3,326,063
Robinsons Land Corp.	1,290,000	535,931
San Miguel Corp.	138,800	377,627
Semirara Mining Corp.	310,100	1,616,670
SM Investments Corp.	223,132	3,882,602
SM Prime Holdings, Inc.	6,140,050	1,903,178
Universal Robina Corp.	1,148,700	1,722,211
Vista Land & Lifescapes, Inc.	6,128,000	613,524

		$47,277,101

Poland — 3.2%

Agora SA	69,000	$218,115
AmRest Holdings SE(1)	16,908	391,731
Asseco Poland SA	256,570	3,771,330
Bank Handlowy w Warszawie SA(1)	38,385	932,818
Bank Millennium SA(1)	697,490	774,563
Bank Pekao SA	127,585	5,819,688
Bioton SA(1)	19,451,400	408,347
Boryszew SA(1)	3,500,000	635,194
BRE Bank SA(1)	24,950	2,231,444
Budimex SA	43,576	717,769
Cinema City International NV(1)	19,500	163,934
Cyfrowy Polsat SA(1)	648,380	2,847,928
Eurocash SA	261,204	3,224,889
Get Bank SA(1)	976,213	527,443
Getin Holding SA(1)	333,533	174,812
Globe Trade Centre SA(1)	364,288	700,019
Grupa Lotos SA(1)	176,940	1,489,517
Jastrzebska Spolka Weglowa SA(1)	55,400	1,671,666
Kernel Holding SA(1)	13,100	240,906
KGHM Polska Miedz SA	169,118	7,401,384
KOPEX SA(1)	104,700	567,149
LC Corp. SA(1)	608,300	240,290
LPP SA	2,102	2,049,991
Lubelski Wegiel Bogdanka SA	43,100	1,583,393
Netia SA(1)	639,700	1,137,789
NG2 SA	45,300	805,293
Orbis SA(1)	138,180	1,681,767
Polimex-Mostostal SA	3,573,572	808,144
Polish Oil & Gas	2,342,566	2,922,120
Polska Grupa Energetyczna SA	1,168,400	6,841,536
Polski Koncern Naftowy Orlen SA(1)	406,795	4,582,649
Powszechna Kasa Oszczednosci Bank Polski SA	882,382	9,194,662
Powszechny Zaklad Ubezpieczen SA	66,700	6,707,365
Rovese SA(1)	170,700	130,356
Tauron Polska Energia SA	2,465,000	3,389,093
Telekomunikacja Polska SA	1,109,645	5,189,530
Telekomunikacja Polska SA GDR(4)	76,100	355,037
Telekomunikacja Polska SA GDR(3)	169,000	788,453
TVN SA	906,566	2,388,321

		$85,706,435

Qatar — 1.8%

Al Meera Consumer Goods Co.	26,500	$1,205,275
Barwa Bank(1)(2)	152,394	269,049
Barwa Real Estate Co.	126,643	930,435
Commercial Bank of Qatar	72,232	1,367,428
Doha Bank, Ltd.	63,819	957,038
Gulf International Services QSC	204,380	1,455,489
Industries Qatar	284,707	9,887,196
Masraf Al Rayan	507,800	3,780,369
Qatar Electricity & Water Co.	60,800	2,229,972
Qatar Fuel	16,500	1,062,060
Qatar Gas Transport Co., Ltd. (NAKILAT)	550,956	2,380,803
Qatar Insurance Co.	29,409	578,650

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Portfolio of Investments — continued

Security	Shares	Value

Qatar (continued)

Qatar International Islamic Bank	32,210	$429,440
Qatar Islamic Bank	81,415	1,706,193
Qatar National Bank	248,486	9,035,996
Qatar National Cement Co.	12,559	363,055
Qatar National Navigation	93,351	1,520,620
Qatar Telecom QSC	181,595	5,207,546
United Development Co.(1)	154,518	759,904
Vodafone Qatar(1)	770,600	1,907,653

		$47,034,171

Romania — 0.6%

Antibiotice SA	1,559,438	$151,154
Banca Transilvania(1)	13,450,050	3,643,802
Biofarm Bucuresti	8,097,100	391,190
BRD-Group Societe Generale	2,316,900	5,886,492
OMV Petrom SA	39,759,206	4,256,280
Transelectrica SA	101,000	351,756
TRANSGAZ SA Medias	5,376	294,531

		$14,975,205

Russia — 6.3%

Aeroflot-Russian Airlines	749,030	$1,008,134
AvtoVAZ(1)	2,100,000	1,067,487
CTC Media, Inc.	357,900	2,884,674
Evraz PLC	107,250	439,841
Federal Grid Co. Unified Energy System JSC(1)	309,215,100	1,877,554
Federal Hydrogenerating Co. JSC	151,778,826	3,711,751
Gazprom Neft	77,000	352,730
IDGC Holding JSC(1)	21,000,000	1,157,877
Irkutskenergo OJSC ADR(1)	13,500	295,667
JSC Scientific Production Corp. Irkut ADR(1)	18,333	96,867
LUKOIL OAO ADR(1)	223,400	12,518,952
LUKOIL OAO GDR(1)	66,100	3,706,888
Magnit OJSC	22,900	2,764,651
Magnitogorsk Iron & Steel Works GDR(1)(3)	58,800	217,505
Mail.ru Group, Ltd. GDR(1)	65,100	2,217,045
Mechel ADR	203,500	1,312,575
MMC Norilsk Nickel ADR(1)	114,877	1,897,768
MMC Norilsk Nickel GDR(1)	270,860	4,496,783
Mobile TeleSystems ADR(1)	101,500	1,745,800
Mobile TeleSystems OJSC	1,435,719	10,393,397
Mosenergo	7,630,462	330,094
NovaTek OAO GDR(3)	61,800	6,598,870
Novolipetsk Steel GDR(3)	35,000	574,072
OAO Gazprom ADR(1)	2,861,000	27,166,331
OAO Inter Rao Ues(1)	1,993,581,189	1,730,428
OAO TMK GDR(3)	42,000	506,095
PIK Group GDR(1)(3)	100,000	224,637
Polymetal International PLC	48,800	697,108
Rosneft Oil Co. GDR(1)(3)	796,600	5,017,439
Rostelecom	516,300	1,871,097
Rostelecom ADR(1)	63,133	1,382,613
Sberbank of Russia(3)	6,931,380	18,568,779
Sberbank of Russia ADR(1)	488,350	5,284,532
Sberbank of Russia, PFC Shares	862,200	1,672,556
Severstal OAO GDR(3)	39,600	467,437
Sistema JSFC GDR(3)	128,500	2,410,103
Surgutneftegas OJSC ADR(1)	176,000	1,467,840
Surgutneftegas OJSC ADR, PFC Shares(1)	245,000	1,396,500
Surgutneftegas OJSC GDR(1)	522,200	4,347,485
Tatneft ADR(1)	167,432	5,653,188
TGK-2(1)	47,290,846	2,790
Transneft, PFC Shares	800	1,173,031
Uralkali	329,500	2,537,044
Uralkali GDR(3)	70,400	2,711,642
VimpelCom, Ltd. ADR	464,130	3,764,094
VTB Bank OJSC GDR(1)(3)	1,712,874	6,084,022
X5 Retail Group NV GDR(1)(3)	275,800	6,308,884
Yandex NV, Class A(1)	113,400	2,160,270

		$166,272,927

Slovenia — 0.4%

Gorenje DD(1)	80,554	$510,986
KRKA DD	103,282	5,485,168
Luka Koper(1)	34,436	362,347
Mercator Poslovni Sistem	7,524	1,171,429
Nova Kreditna Banka Maribor	156,914	397,900
Petrol	4,172	885,124
Sava DD(1)	2,986	23,575
Telekom Slovenije DD	19,971	1,546,556
Zavarovalnica Triglav DD	57,322	864,948

		$11,248,033

South Africa — 6.2%

ABSA Group, Ltd.	140,173	$2,428,499
Adcock Ingram Holdings, Ltd.	72,016	529,362
AECI, Ltd.	48,300	472,949
African Bank Investments, Ltd.	415,015	1,847,179
African Oxygen, Ltd. (AFROX)	143,280	320,317
African Rainbow Minerals, Ltd.	44,100	898,804

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Portfolio of Investments — continued

Security	Shares	Value

South Africa (continued)

Anglo Platinum, Ltd.	24,200	$1,441,278
AngloGold Ashanti, Ltd.	141,034	4,816,881
AngloGold Ashanti, Ltd. ADR	25,699	882,504
Arcelormittal South Africa, Ltd.	69,201	444,691
Arrowhead Properties, Ltd., Class A	42,300	31,949
Arrowhead Properties, Ltd., Class B	42,300	26,436
Aspen Pharmacare Holdings, Ltd.(1)	195,268	3,009,005
Astral Foods, Ltd.	26,100	360,760
Aveng, Ltd.	516,996	2,265,161
AVI, Ltd.	228,000	1,397,695
Barloworld, Ltd.	336,700	3,338,025
Bidvest Group, Ltd.	357,503	7,982,951
Capital Property Fund	592,025	725,139
Clicks Group, Ltd.	218,200	1,436,357
DataTec, Ltd.	285,500	1,635,172
Discovery Holdings, Ltd.	221,254	1,408,799
FirstRand, Ltd.	1,633,485	5,287,342
Foschini, Ltd.	104,323	1,636,761
Gold Fields, Ltd.	310,680	3,951,781
Grindrod, Ltd.	416,000	687,905
Group Five, Ltd.	115,500	321,786
Growthpoint Properties, Ltd.	608,900	1,714,386
Harmony Gold Mining Co., Ltd.	172,600	1,612,958
Hyprop Investments, Ltd.	65,400	497,041
Illovo Sugar, Ltd.	51,000	176,395
Impala Platinum Holdings, Ltd.	229,685	3,813,896
Imperial Holdings, Ltd.	61,800	1,304,479
Investec, Ltd.	106,800	629,161
JSE, Ltd.	45,700	420,154
Kumba Iron Ore, Ltd.	35,800	2,413,580
Kumba Resources, Ltd.	84,500	1,973,204
Lewis Group, Ltd.	39,800	342,931
Liberty Holdings, Ltd.	52,100	553,840
Life Healthcare Group Holdings, Ltd.	433,721	1,654,097
Massmart Holdings, Ltd.	48,804	1,010,505
Medi-Clinic Corp., Ltd.	161,590	740,230
MMI Holdings, Ltd.	413,933	912,921
Mondi, Ltd.	29,155	248,948
Mr. Price Group, Ltd.	188,400	2,582,985
MTN Group, Ltd.	1,623,880	28,120,271
Murray & Roberts Holdings, Ltd.(1)	315,200	956,982
Nampak, Ltd.	246,700	755,583
Naspers, Ltd., Class N	167,576	8,950,639
Nedbank Group, Ltd.	101,000	2,154,132
Netcare, Ltd.	395,900	775,391
Northam Platinum, Ltd.	130,300	372,695
Pick’n Pay Holdings, Ltd.	125,270	291,307
Pick’n Pay Stores, Ltd.	152,660	821,039
Pretoria Portland Cement Co., Ltd.	183,714	602,383
Redefine Properties, Ltd.	1,341,296	1,407,165
Remgro, Ltd.	203,605	3,280,878
Reunert, Ltd.	257,600	2,146,246
RMB Holdings, Ltd.	380,500	1,627,595
RMI Holdings	449,000	956,293
Sanlam, Ltd.	773,090	3,394,359
Santam, Ltd.	27,610	556,393
Sappi, Ltd.(1)	270,600	909,616
Sasol, Ltd.	200,236	8,446,416
Shoprite Holdings, Ltd.	201,153	3,713,677
Spar Group, Ltd.	79,260	1,104,222
Standard Bank Group, Ltd.	488,549	6,622,753
Steinhoff International Holdings, Ltd.(1)	552,500	1,670,186
Sun International, Ltd.	33,860	370,200
Telkom South Africa, Ltd.	333,000	775,998
Tiger Brands, Ltd.	72,016	2,163,229
Tongaat-Hulett	25,322	387,907
Truworths International, Ltd.	192,241	2,109,378
Vodacom Group (Pty), Ltd.	248,600	2,831,533
Wilson Bayly Holmes-Ovcon, Ltd.	65,280	1,033,595
Woolworths Holdings, Ltd.	355,542	2,190,129

		$163,685,389

South Korea — 6.1%

AMOREPACIFIC Corp.	783	$727,837
AMOREPACIFIC Group, Inc.	2,641	762,089
BS Financial Group, Inc.	73,284	819,304
Celltrion, Inc.	42,150	1,126,848
Cheil Industries, Inc.	19,900	1,755,845
Cheil Worldwide, Inc.	21,650	345,805
CJ CheilJedang Corp.	2,100	599,861
CJ Corp.	9,583	673,161
CJ O Shopping Co., Ltd.	1,122	177,175
Daelim Industrial Co., Ltd.	6,870	549,127
Daesang Corp.	29,700	461,146
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	464,886
Daewoo Industrial Development Co., Ltd.(1)	3,501	50,220
Daewoo International Corp.	10,502	305,139
Daewoo Motor Sales Corp.	4,895	50,220
Daewoo Securities Co., Ltd.	86,759	807,272
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	19,880	462,676
Daishin Securities Co.	14,000	103,555
DGB Financial Group Co., Ltd.	50,580	618,493

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)

Dong-A Pharmaceutical Co., Ltd.	4,228	$311,465
Dongbu Insurance Co., Ltd.	16,120	595,136
Dongkuk Steel Mill Co., Ltd.	18,400	249,794
Doosan Corp.	4,600	525,907
Doosan Heavy Industries & Construction Co., Ltd.	10,750	546,116
Doosan Infracore Co., Ltd.(1)	22,060	359,410
E-Mart Co., Ltd.	5,011	1,099,887
GS Engineering & Construction Corp.	6,000	405,620
GS Holdings Corp.	20,654	952,921
Hana Financial Group, Inc.	89,600	2,864,348
Hanjin Shipping Co., Ltd.(1)	74,800	967,038
Hanjin Transportation Co., Ltd.	10,500	173,836
Hankook Tire Co., Ltd.	33,930	1,353,105
Hanwha Chemical Corp.	65,820	1,233,968
Hanwha Corp.	27,900	693,606
Hanwha Securities Co., Ltd.	49,695	180,068
Hite-Jinro Co., Ltd.	7,206	136,427
Honam Petrochemical Corp.	6,600	1,387,227
Hotel Shilla Co., Ltd.	12,750	624,029
Hynix Semiconductor, Inc.(1)	104,870	2,214,439
Hyosung Corp.	8,400	406,052
Hyundai Department Store Co., Ltd.	3,900	487,481
Hyundai Development Co.	13,980	299,034
Hyundai Engineering & Construction Co., Ltd.	14,670	843,581
Hyundai Glovis Co., Ltd.	7,450	1,425,527
Hyundai Heavy Industries Co., Ltd.	11,813	2,695,472
Hyundai Marine & Fire Insurance Co., Ltd.	27,850	725,637
Hyundai Merchant Marine Co., Ltd.(1)	30,100	663,323
Hyundai Mipo Dockyard Co., Ltd.	2,620	274,047
Hyundai Mobis	17,000	4,120,731
Hyundai Motor Co.	37,690	7,737,540
Hyundai Motor Co., PFC Shares	12,900	847,590
Hyundai Securities Co., Ltd.	48,800	366,463
Hyundai Steel Co.	20,500	1,526,113
Industrial Bank of Korea	71,500	805,731
Kangwon Land, Inc.	36,658	783,062
KB Financial Group, Inc.	87,829	2,869,100
KB Financial Group, Inc. ADR	48,488	1,585,073
KCC Corp.	1,710	419,194
Kia Motors Corp.	59,700	3,934,808
KIWOOM Securities Co., Ltd.	8,011	430,527
Korea Electric Power Corp.(1)	112,610	2,537,170
Korea Exchange Bank(1)	82,200	588,996
Korea Express Co., Ltd.(1)	4,378	301,245
Korea Gas Corp.	12,900	459,281
Korea Investment Holdings Co., Ltd.	10,400	348,635
Korea Zinc Co., Ltd.	4,500	1,530,822
Korean Air Lines Co., Ltd.(1)	16,966	752,689
Korean Reinsurance Co.	26,946	264,154
KT Corp.	87,949	2,334,637
KT&G Corp.	35,480	2,515,471
KTB Securities Co., Ltd.(1)	80,000	148,709
LG Chem, Ltd.	15,704	4,065,379
LG Corp.	19,570	950,566
LG Display Co., Ltd.(1)	39,300	741,961
LG Electronics, Inc.	22,196	1,195,977
LG Hausys, Ltd.	4,611	266,689
LG Household & Health Care, Ltd.	2,300	1,240,892
LG Life Sciences, Ltd.(1)	9,500	286,012
LG Uplus Corp.	55,513	270,450
LIG Insurance Co., Ltd.	14,790	306,766
Lotte Shopping Co., Ltd.	4,500	1,230,315
LS Corp.	7,030	531,219
LS Industrial Systems Co., Ltd.	4,500	257,058
MegaStudy Co., Ltd.	2,500	171,304
Mirae Asset Securities Co., Ltd.	10,170	278,840
Namhae Chemical Corp.	32,500	248,971
NCsoft Corp.	5,300	1,271,469
NHN Corp.	9,658	2,118,328
Nong Shim Co., Ltd.	1,100	198,762
OCI Co., Ltd.	7,120	1,424,909
ORION Corp.	1,000	828,394
POSCO	24,900	7,971,785
S-Oil Corp.	15,372	1,239,584
S1 Corp.	10,130	510,138
Samsung C&T Corp.	29,430	1,699,763
Samsung Card Co., Ltd.	22,360	627,569
Samsung Electro-Mechanics Co., Ltd.	16,480	1,543,932
Samsung Electronics Co., Ltd.	28,830	30,530,584
Samsung Electronics Co., Ltd., PFC Shares	620	409,294
Samsung Engineering Co., Ltd.	5,300	840,943
Samsung Fine Chemicals Co., Ltd.	10,800	570,650
Samsung Fire & Marine Insurance Co., Ltd.	15,174	3,011,140
Samsung Heavy Industries Co., Ltd.	34,100	1,129,254
Samsung Life Insurance Co., Ltd.	35,500	2,900,962
Samsung SDI Co., Ltd.	7,200	964,278
Samsung Securities Co., Ltd.	24,112	1,044,499
Samsung Techwin Co., Ltd.	8,485	577,972
Shinhan Financial Group Co., Ltd.	167,762	5,881,326
Shinsegae Co., Ltd.	1,770	326,192
SK Chemicals Co., Ltd.	7,300	371,092
SK Holdings Co., Ltd.	6,541	768,369

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)

SK Innovation Co., Ltd.	22,071	$2,703,861
SK Networks Co., Ltd.	40,500	309,589
SK Telecom Co., Ltd.	14,400	1,575,850
SK Telecom Co., Ltd. ADR	25,326	306,445
STX Pan Ocean Co., Ltd.	39,400	156,556
TONGYANG Securities, Inc.	47,500	171,953
Woongjin Coway Co., Ltd.	15,560	485,851
Woori Finance Holdings Co., Ltd.	135,300	1,491,436
Woori Investment & Securities Co., Ltd.	65,922	646,642
Yuhan Corp.	2,370	277,089

		$161,691,760

Taiwan — 5.9%

Acer, Inc.	873,380	$911,463
Advanced Semiconductor Engineering, Inc.	1,480,225	1,215,099
Advantech Co., Ltd.	186,849	621,381
Altek Corp.	294,911	189,398
Ambassador Hotel	221,000	221,137
AmTRAN Technology Co., Ltd.	376,765	305,358
Asia Cement Corp.	800,965	1,013,910
Asia Optical Co., Inc.(1)	187,913	203,974
Asustek Computer, Inc.	216,174	1,986,997
AU Optronics Corp.	1,459,925	593,299
AU Optronics Corp. ADR	33,754	135,691
Capital Securities Corp.	605,143	203,829
Catcher Technology Co., Ltd.	215,100	1,451,831
Cathay Financial Holding Co., Ltd.(1)	2,560,748	2,541,125
Cathay Real Estate Development Co., Ltd.	660,000	301,487
Chang Hwa Commercial Bank	1,492,210	795,367
Cheng Shin Rubber Industry Co., Ltd.	1,076,241	2,724,862
Cheng Uei Precision Industry Co., Ltd.	148,037	295,562
Chicony Electronics Co., Ltd.	150,523	279,430
Chimei Innolux Corp.(1)	1,990,725	829,818
China Airlines, Ltd.	940,963	425,845
China Development Financial Holding Corp.	5,191,106	1,238,574
China Life Insurance Co., Ltd.	998,691	945,032
China Motor Corp.	1,026,930	940,003
China Petrochemical Development Corp.	856,900	725,432
China Steel Corp.	3,620,556	3,407,973
Chinatrust Financial Holding Co., Ltd.	4,180,729	2,413,344
Chipbond Technology Corp.	240,000	324,128
Chong Hong Construction Co., Ltd.	148,863	325,298
Chunghwa Telecom Co., Ltd.	2,006,909	6,315,644
Clevo Co.	191,178	277,563
CMC Magnetics Corp.(1)	1,370,000	237,396
Compal Electronics, Inc.	1,023,557	947,815
Coretronic Corp.	282,312	265,093
D-Link Corp.	359,590	231,385
Delta Electronics, Inc.	566,603	1,739,246
Dynapack International Technology Corp.	67,666	371,987
E Ink Holdings, Inc.	249,000	276,054
E.Sun Financial Holding Co., Ltd.	1,945,611	1,007,311
Elan Microelectronics Corp.	142,410	212,126
Epistar Corp.	321,439	714,493
Eternal Chemical Co., Ltd.	310,905	234,370
EVA Airways Corp.	1,149,999	705,786
Evergreen International Storage & Transport Corp.	266,000	133,104
Evergreen Marine Corp.	829,717	451,391
Everlight Chemical Industrial Corp.	297,000	183,872
Everlight Electronics Co., Ltd.	103,212	177,431
Far Eastern Department Stores, Ltd.	997,931	941,370
Far Eastern International Bank	816,560	313,713
Far Eastern New Century Corp.	912,779	970,736
Far EasTone Telecommunications Co., Ltd.	1,012,364	2,202,560
Faraday Technology Corp.	437,215	609,359
Feng Hsin Iron & Steel Co., Ltd.	172,000	289,596
First Financial Holding Co., Ltd.	2,094,978	1,230,370
First Steamship Co., Ltd.	119,084	135,694
Formosa Chemicals & Fibre Corp.	1,174,364	3,111,641
Formosa International Hotels Corp.	27,817	297,886
Formosa Petrochemical Corp.	985,153	2,683,344
Formosa Plastics Corp.	1,691,436	4,558,311
Formosa Taffeta Co., Ltd.	545,000	492,708
Formosan Rubber Group, Inc.	450,000	299,443
Foxconn International Holdings, Ltd.(1)	522,000	190,701
Foxconn Technology Co., Ltd.	288,107	1,048,974
Fubon Financial Holding Co., Ltd.	2,370,460	2,399,044
Giant Manufacturing Co., Ltd.	168,093	778,547
Gintech Energy Corp.	266,294	325,226
Goldsun Development & Construction Co., Ltd.	617,053	220,171
Great Wall Enterprise Co., Ltd.	235,536	221,963
HannStar Display Corp.(1)	1,853,485	131,846
Highwealth Construction Corp.	208,691	328,656
Hon Hai Precision Industry Co., Ltd.	2,165,472	6,547,402
Hotai Motor Co., Ltd.	98,000	638,986
HTC Corp.	208,311	2,750,336
Hua Nan Financial Holdings Co., Ltd.	1,890,279	1,051,083
Huaku Development Co., Ltd.(1)	183,344	447,868
Inotera Memories, Inc.(1)	2,102,619	492,601
Inventec Co., Ltd.	790,100	257,377
King Yuan Electronics Co., Ltd.	711,274	338,176
Kinsus Interconnect Technology Corp.	166,280	458,884

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)

Largan Precision Co., Ltd.	45,042	$941,836
Lee Chang Yung Chemical Industry Corp.	241,613	389,688
Lite-On Technology Corp.	539,985	680,148
Macronix International Co., Ltd.	978,697	310,550
MediaTek, Inc.	288,371	2,663,436
Mega Financial Holding Co., Ltd.	4,109,860	3,049,059
Merida Industry Co., Ltd.	161,000	587,647
Mitac International Corp.	626,073	210,199
Motech Industries, Inc.	116,148	161,303
Nan Kang Rubber Tire Co., Ltd.	720,507	1,010,537
Nan Ya Plastics Corp.	1,960,538	3,532,953
Nan Ya Printed Circuit Board Corp.	99,942	170,084
Nanya Technology Corp.(1)	2,813,575	240,081
Neo Solar Power Corp.(1)	144,016	113,939
Novatek Microelectronics Corp., Ltd.	160,479	497,207
Oriental Union Chemical Corp.	412,000	500,612
Pan-International Industrial Co., Ltd.	144,272	142,549
Pegatron Corp.	322,486	425,461
Phison Electronics Corp.	43,692	354,575
Pou Chen Corp.	1,355,764	1,162,324
Powertech Technology, Inc.	160,725	313,924
President Chain Store Corp.	619,120	3,303,372
Qisda Corp.	631,380	149,351
Quanta Computer, Inc.	782,065	2,100,173
Radiant Opto-Electronics Corp.(1)	194,505	988,521
Radium Life Tech Co., Ltd.	312,987	223,805
Realtek Semiconductor Corp.	162,281	297,632
RichTek Technology Corp.	87,497	519,162
Ritek Corp.(1)	968,757	139,533
Ruentex Development Co., Ltd.	303,019	468,645
Ruentex Industries, Ltd.	742,071	1,238,401
Sanyang Industrial Co., Ltd.	742,000	483,498
Shin Kong Financial Holding Co., Ltd.(1)	2,132,234	620,206
Shin Kong Synthetic Fibers Corp.	965,996	279,020
Siliconware Precision Industries Co., Ltd.	431,260	453,407
Siliconware Precision Industries Co., Ltd. ADR	74,607	387,210
Simplo Technology Co., Ltd.	112,564	777,410
Sincere Navigation	188,000	169,742
Sino-American Silicon Products, Inc.	183,259	288,247
SinoPac Financial Holdings Co., Ltd.	2,339,449	886,851
Solar Applied Materials Technology Corp.	299,846	408,480
Synnex Technology International Corp.	651,960	1,595,486
Tainan Spinning Co., Ltd.	937,506	397,179
Taishin Financial Holdings Co., Ltd.	2,575,846	996,619
Taiwan Business Bank(1)	1,535,146	446,467
Taiwan Cement Corp.	1,018,118	1,217,616
Taiwan Cooperative Financial Holding Co., Ltd.(1)	1,183,682	704,133
Taiwan Fertilizer Co., Ltd.	312,000	720,913
Taiwan Glass Industry Corp.	241,985	205,156
Taiwan Life Insurance Co., Ltd.	361,770	203,211
Taiwan Mobile Co., Ltd.	904,052	2,989,673
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	6,125,873	16,769,371
Taiwan Tea Corp.	305,346	150,825
Tatung Co., Ltd.(1)	1,214,645	261,004
Teco Electric & Machinery Co., Ltd.	989,000	644,335
Tong Yang Industry Co., Ltd.	356,310	347,202
TPK Holding Co., Ltd.	67,515	858,590
Transcend Information, Inc.	63,886	178,191
Tripod Technology Corp.	152,979	434,843
TSRC Corp.	235,400	583,410
TTY Biopharm Co., Ltd.	107,604	419,029
Tung Ho Steel Enterprise Corp.	293,385	287,073
U-Ming Marine Transport Corp.	202,000	323,094
Uni-President Enterprises Corp.	3,083,658	4,971,201
Unimicron Technology Corp.	305,171	349,298
United Microelectronics Corp.	2,516,361	1,095,510
United Microelectronics Corp. ADR	93,397	202,671
Vanguard International Semiconductor Corp.	784,175	366,724
Walsin Lihwa Corp.	1,085,980	303,490
Wan Hai Lines, Ltd.	606,375	299,729
Waterland Financial Holdings	1,399,329	473,667
Wintek Corp.	706,482	391,301
Wistron Corp.	527,737	651,450
WPG Holdings Co., Ltd.	548,136	645,588
Yageo Corp.	1,003,000	295,950
Yang Ming Marine Transport	1,116,288	503,856
Yieh Phui Enterprise	937,125	286,299
Yuanta Financial Holding Co., Ltd.(1)	3,872,071	1,774,147
Yuen Foong Yu Paper Manufacturing Co., Ltd.	866,414	360,582
Yulon Motor Co., Ltd.	824,420	1,464,207

		$155,623,154

Thailand — 3.1%

Advanced Info Service PCL(6)	1,279,600	$7,487,188
Airports of Thailand PCL(6)	383,300	726,681
Asian Property Development PCL(6)	2,209,200	508,948
Bangkok Bank PCL	104,400	635,162
Bangkok Bank PCL(6)	264,800	1,741,307
Bangkok Bank PCL NVDR	35,000	212,938
Bangkok Dusit Medical Services PCL(6)	781,000	2,409,282
Bangkok Expressway PCL(6)	895,900	687,342
Bank of Ayudhya PCL(6)	1,814,000	1,699,427

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Portfolio of Investments — continued

Security	Shares	Value

Thailand (continued)

Banpu PCL(6)	135,800	$1,930,240
BEC World PCL(6)	1,531,300	2,454,094
Berli Jucker PCL(6)	461,700	588,157
Big C Supercenter PCL(6)	113,000	764,807
Bumrungrad Hospital PCL(6)	368,300	815,784
Cal-Comp Electronics (Thailand) PCL(6)	1,800,000	147,127
Central Pattana PCL(6)	540,700	798,545
Charoen Pokphand Foods PCL(6)	1,911,800	2,336,709
CP ALL PCL(6)	3,026,100	3,405,773
Delta Electronics (Thailand) PCL(6)	1,147,270	777,000
Electricity Generating PCL(6)	189,500	689,152
G Steel PCL(1)(6)	23,786,500	278,341
Glow Energy PCL(6)	377,600	741,604
Hana Microelectronics PCL(6)	1,416,900	857,724
Indorama Ventures PCL(6)	1,287,100	1,127,997
IRPC PCL(6)	3,989,000	453,678
Italian-Thai Development PCL(1)(6)	2,032,000	200,031
Kasikornbank PCL(6)	1,026,000	5,290,424
Kiatnakin Bank PCL(6)	350,000	399,199
Krung Thai Bank PCL(6)	2,016,100	1,031,465
Land & Houses PCL	697,800	173,233
Land & Houses PCL(6)	5,499,500	1,365,285
Major Cineplex Group PCL(6)	754,100	415,668
Minor International PCL(6)	2,431,691	1,082,360
Precious Shipping PCL(6)	622,500	284,320
PTT Exploration & Production PCL(6)	925,600	4,933,478
PTT Global Chemical PCL(6)	623,650	1,099,128
PTT PCL(6)	605,700	6,204,607
Quality House PCL(6)	5,102,500	278,944
Ratchaburi Electricity Generating Holding PCL(6)	578,300	798,118
Sahaviriya Steel Industries PCL(1)(6)	10,773,660	225,382
Shin Corp. PCL(6)	426,000	821,928
Siam Cement PCL(6)	263,800	3,026,546
Siam City Cement PCL(6)	42,900	446,103
Siam Commercial Bank PCL(6)	1,090,500	5,103,244
Siam Makro PCL(6)	157,600	1,780,913
Sino Thai Engineering & Construction PCL(6)	2,118,900	960,565
Thai Airways International PCL(1)(6)	1,290,500	882,804
Thai Beverage PCL	3,621,000	974,061
Thai Oil PCL(6)	490,400	897,263
Thai Tap Water Supply Co., Ltd.(6)	3,000,000	622,528
Thai Union Frozen Products PCL(6)	860,498	1,954,751
Thanachart Capital PCL(6)	523,300	478,255
Thoresen Thai Agencies PCL(6)	719,990	364,930
TMB Bank PCL(6)	15,227,400	734,555
Total Access Communication PCL(6)	1,135,000	2,632,014
TPI Polene PCL(6)	1,130,500	415,668
True Corp. PCL(1)(6)	7,010,292	852,990

		$81,005,767

Turkey — 3.2%

Adana Cimento Sanayii TAS	82,728	$153,664
Akbank TAS	1,453,081	5,327,332
Akcansa Cimento AS	38,000	152,050
Akenerji Elektrik Uretim AS(1)	270,121	328,095
Aksa Akrilik Kimya Sanayii AS	228,054	535,897
Alarko Holding AS	207,704	469,941
Anadolu Anonim Turk Sigorta Sirketi(1)	368,571	177,768
Anadolu Efes Biracilik ve Malt Sanayii AS	221,148	2,831,815
Arcelik AS	325,221	1,645,788
Asya Katilim Bankasi AS(1)	874,200	876,283
Aygaz AS	177,606	747,667
Bagfas Bandirma Gubre Fabrikalari AS	8,000	766,447
BIM Birlesik Magazalar AS	111,996	4,623,343
Cimsa Cimento Sanayi ve Ticaret AS	64,400	298,191
Coca-Cola Icecek AS	65,400	1,014,749
Dogan Sirketler Grubu Holding AS(1)	2,058,552	913,396
Dogus Otomotiv Servis ve Ticaret AS	140,556	434,846
Eczacibasi Ilac Sanayi ve Ticaret AS	331,500	347,535
Enka Insaat ve Sanayi AS	1,531,125	4,114,299
Eregli Demir ve Celik Fabrikalari TAS	2,475,605	2,760,217
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS(1)	7,000	213,719
Gubre Fabrikalari TAS(1)	59,700	419,922
Haci Omer Sabanci Holding AS	848,449	3,572,563
Ihlas Holding AS(1)	1,888,400	1,215,536
Is Gayrimenkul Yatirim Ortakligi AS	409,199	258,450
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	2,019,018	1,120,040
KOC Holding AS	1,452,543	5,561,762
Koza Altin Isletmeleri AS	68,700	1,328,155
Mondi Tire Kutsan Kagit Ve Ambalas Sanayii AS(1)	457,200	268,538
Net Holding AS(1)	282,129	248,428
Petkim Petrokimya Holding AS	606,041	678,718
Petrol Ofisi AS(1)	123,246	307,580
Sekerbank TAS(1)	658,499	372,396
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	240,958
TAV Havalimanlari Holding AS	257,200	1,385,572
Tekfen Holding AS	307,071	1,126,007
Tofas Turk Otomobil Fabrikasi AS	172,700	741,046
Trakya Cam Sanayii AS(1)	353,686	477,118
Tupras-Turkiye Petrol Rafinerileri AS	203,541	4,365,973
Turcas Petrolculuk AS	159,229	217,165

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Portfolio of Investments — continued

See Notes to Financial Statements.

Security	Shares	Value

Turkey (continued)

Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	914,385	$1,612,293
Turk Sise ve Cam Fabrikalari AS	541,985	888,886
Turk Telekomunikasyon AS	931,600	3,812,484
Turkcell Iletisim Hizmetleri AS(1)	1,228,194	6,228,431
Turkcell Iletisim Hizmetleri AS ADR(1)	38,494	483,100
Turkiye Garanti Bankasi AS	2,006,174	7,897,315
Turkiye Halk Bankasi AS	324,700	2,547,434
Turkiye Is Bankasi	1,315,506	3,502,432
Turkiye Sinai Kalkinma Bankasi AS	749,249	764,228
Turkiye Vakiflar Bankasi TAO	615,021	1,282,342
Ulker Gida Sanayi ve Ticaret AS	204,629	787,136
Vestel Beyaz Esya Sanayi ve Ticaret AS(1)	186,000	260,053
Vestel Elektronik Sanayi ve Ticaret AS(1)	209,707	242,942
Yapi ve Kredi Bankasi AS(1)	725,093	1,491,642
Yazicilar Holding AS	39,000	260,700
Zorlu Enerji Elektrik Uretim AS(1)	124,509	74,417

		$84,774,804

Ukraine — 0.1%

Astarta Holding NV(1)	17,054	$274,459
Avangardco Investments Public, Ltd. GDR(1)	17,607	175,864
Ferrexpo PLC	441,302	1,494,322
MHP SA GDR(1)(3)	70,151	811,745

		$2,756,390

United Arab Emirates — 1.8%

Aabar Investments (PJSC)(1)(2)	3,577,200	$706,090
Abu Dhabi Commercial Bank (PJSC)	3,871,886	3,543,156
Abu Dhabi National Hotels	832,200	417,439
Agthia Group (PJSC)	550,000	301,377
Air Arabia (PJSC)	11,206,000	1,844,530
Ajman Bank (PJSC)(1)	1,582,800	362,636
Aldar Properties (PJSC)	3,233,500	1,008,644
Arabtec Holding Co.	11,369,137	8,983,658
Aramex (PJSC)	3,170,710	1,519,064
Dana Gas(1)	24,909,987	2,562,724
DP World, Ltd.	539,236	5,751,499
Drake & Scull International (PJSC)	850,500	184,260
Dubai Financial Market(1)	7,445,500	1,978,295
Dubai Investments (PJSC)	2,251,568	438,604
Dubai Islamic Bank (PJSC)	2,902,100	1,475,206
Emaar Properties (PJSC)	8,426,100	6,589,619
Emirates NBD (PJSC)	260,000	194,824
First Gulf Bank (PJSC)	1,333,894	2,946,133
Gulf Navigation Holding(1)	3,460,300	241,295
Islamic Arabic Insurance Co.(1)	1,469,160	252,185
National Bank of Abu Dhabi (PJSC)	1,848,416	4,227,689
National Central Cooling Co. (Tabreed)(1)	431,247	144,031
Ras Al Khaimah Co.	1,319,300	546,737
Ras Al Khaimah Properties (PJSC)(1)	5,586,000	514,622
Sorouh Real Estate Co.	2,789,865	795,595
Union National Bank	1,070,375	814,138
Waha Capital (PJSC)	2,068,608	317,079

		$48,661,129

Vietnam — 0.6%

Bank for Foreign Trade of Vietnam JSC	441,540	$624,042
Baoviet Holdings	371,340	783,387
Development Investment Construction Corp.	367,510	289,010
FPT Corp.	523,082	1,178,493
Gemadept Corp.	108,333	125,867
Hagl JSC(1)	874,000	1,165,766
Hoa Phat Group JSC(1)	833,250	958,336
Kim Long Securities Corp.(1)	1,311,300	602,817
Kinh Bac City Development Share Holding Corp.(1)	333,700	175,900
Kinhdo Corp.	268,900	529,639
Masan Group Corp.(1)	238,000	1,141,119
PetroVietnam Construction JSC(1)	1,080,660	497,590
PetroVietnam Drilling and Well Services JSC(1)	538,346	933,716
PetroVietnam Fertilizer and Chemical JSC	721,940	1,187,280
Refrigeration Electrical Engineering Corp.	487,200	369,218
Saigon Securities, Inc.	719,620	718,038
Song Da Urban & Industrial Zone Investment and Development JSC(1)	192,850	332,196
Tan Tao Investment Industry Co.(1)	953,417	316,499
Vietnam Construction and Import-Export JSC(1)	459,600	251,643
Vietnam Dairy Products JSC	343,095	1,444,600
Vietnam Joint Stock Commercial Bank for Industry and Trade(1)	528,249	509,232
Vincom JSC(1)	617,351	2,483,866

		$16,618,254

Total Common Stocks
(identified cost $2,102,931,424)		$2,590,235,924

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Portfolio of Investments — continued

Corporate Bonds — 0.0%(5)

	Principal
	Amount
Security	(000’s omitted)	Value

India — 0.0%(5)

Dr. Reddy’s Laboratories, Ltd., 9.25%, 3/24/14	INR 729	$12,952

Total Corporate Bonds
(identified cost $16,136)		$12,952

Equity-Linked Securities(7) — 0.7%

	Maturity
Security	Date	Shares	Value

Saudi Arabia — 0.7%

Abdullah Al Othaim Markets(4)	6/2/13	14,800	$334,471
Al Rajhi Bank(4)	2/16/15	91,200	1,741,874
Alinma Bank(4)	2/23/15	102,800	328,256
Almarai Co.(4)	11/24/14	35,147	598,640
Arab National Bank(4)	5/11/15	81,600	564,656
Bank Albilad(4)	9/21/12	59,100	408,951
Banque Saudi Fransi(4)	2/23/15	49,375	435,137
Company for Cooperative Insurance (The)(4)	5/11/15	16,200	202,387
Dar Al Arkan Real Estate Development(4)	8/13/12	70,500	167,786
Etihad Etisalat Co.(4)	12/5/14	95,000	1,564,294
Fawaz Abdulaziz Alhokair Co.(4)	2/23/15	21,500	455,071
Fitaihi Holding Group(4)	11/26/12	57,200	193,327
Jarir Marketing Co.(4)	5/4/15	11,400	452,188
Mobile Telecommunications Co.(4)	5/4/15	115,000	235,353
Mohammad Al-Mojil Group(4)	1/7/13	38,000	123,367
National Industrialization Co.(4)	5/4/15	117,783	953,235
Rabigh Refining and Petrochemicals Co.(4)	10/13/14	28,700	144,449
Riyad Bank(4)	12/15/14	68,500	416,011
Sahara Petrochemical Co.(4)	11/26/12	101,700	362,032
Samba Financial Group(4)	2/10/15	70,600	828,329
Saudi Arabian Amiantit Co.(4)	5/11/15	32,700	129,489
Saudi Arabian Fertilizer Co.(4)	5/11/15	10,600	477,694
Saudi Arabian Mining Co.(4)	5/11/15	45,000	359,991
Saudi Basic Industries Corp.(4)	2/23/15	91,400	2,181,298
Saudi British Bank(4)	10/2/12	27,333	234,692
Saudi Cable Co.(4)	9/21/12	27,500	104,497
Saudi Cement Co.(4)	8/13/12	20,250	477,888
Saudi Ceramic Co.(4)	8/16/13	9,000	218,394
Saudi Chemical Co.(4)	11/26/12	28,700	295,412
Saudi Electricity Co.(4)	3/27/15	277,000	949,168
Saudi Industrial Investment Group(4)	3/27/15	49,800	270,897
Saudi International Petrochemicals Co.(4)	9/21/12	67,870	324,860
Saudi Kayan Petrochemical Co.(4)	3/27/15	77,300	299,916
Saudi Pharmaceutical Industries and Medical Appliances Corp.(4)	11/26/12	33,074	352,781
Saudi Telecom Co.(4)	5/11/15	86,900	901,422
Savola Group(4)	2/2/15	93,100	856,473
Yanbu National Petrochemicals Co.(4)	1/7/13	42,500	487,322

Total Equity-Linked Securities
(identified cost $20,660,769)			$19,432,008

Investment Funds — 0.3%

Security	Shares	Value

Vietnam Enterprise Investments, Ltd.(1)	3,319,633	$6,738,855
Vietnam Growth Fund, Ltd.(1)	15,639	201,743

Total Investment Funds
(identified cost $7,976,610)		$6,940,598

Rights(1) — 0.0%(5)

Security	Shares	Value

Cencosud SA, Exp. 8/14/12	100,340	$32,461
G Steel PCL	7,928,833	0

Total Rights
(identified cost $0)		$32,461

Short-Term Investments — 0.6%

	Principal
	Amount
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 7/2/12	$17,293	$17,292,815

Total Short-Term Investments
(identified cost $17,292,815)		$17,292,815

Total Investments — 99.4%
(identified cost $2,148,877,754)		$2,633,946,758

Other Assets, Less Liabilities — 0.6%		$14,800,046

Net Assets — 100.0%		$2,648,746,804

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Portfolio of Investments — continued

ADR	- American Depositary Receipt
BDR	- Brazilian Depositary Receipt
GDR	- Global Depositary Receipt
NVDR	- Non-Voting Depositary Receipt
PCL	- Public Company Ltd.
PDR	- Philippine Deposit Receipt
PFC Shares	- Preference Shares
INR	- Indian Rupee

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2012, the aggregate value of these securities is $20,927,705 or 0.8% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value

United States Dollar	13.8%	$365,007,389
Hong Kong Dollar	7.8	206,353,519
Mexican Peso	7.0	185,681,677
South African Rand	6.1	162,802,885
South Korean Won	6.0	159,800,242
Indian Rupee	6.0	159,529,785
New Taiwan Dollar	5.8	154,706,881
Brazilian Real	5.3	139,816,534
Polish Zloty	3.2	84,837,404
New Turkish Lira	3.2	84,291,704
Malaysian Ringgit	3.1	82,163,065
Indonesian Rupiah	3.0	80,566,014
Thai Baht	3.0	78,947,197
Chilean Peso	2.2	57,748,841
Philippine Peso	1.8	47,277,101
Qatari Riyal	1.8	47,034,171
Hungarian Forint	1.7	44,043,959
United Arab Emirates Dirham	1.6	42,909,630
Egyptian Pound	1.6	42,104,430
Moroccan Dirham	1.6	41,371,305
Colombian Peso	1.5	40,136,232
Kuwaiti Dinar	1.5	39,563,374
Czech Koruna	1.3	35,691,929
Kenyan Shilling	1.0	27,076,019
Other currency, less than 1% each	8.5	224,485,471

Total Investments	99.4%	$2,633,946,758

Sector Classification of Portfolio

	Percentage
Sector	of Net Assets	Value

Financials	26.0%	$689,222,076
Materials	11.6	308,573,270
Telecommunication Services	11.0	290,208,831
Energy	10.0	264,221,616
Industrials	9.7	257,782,214
Consumer Staples	9.2	244,468,178
Information Technology	7.3	192,041,067
Consumer Discretionary	7.1	187,382,193
Utilities	4.7	125,397,165
Health Care	1.9	50,403,783
Other	0.6	17,305,767
Investment Funds	0.3	6,940,598

Total Investments	99.4%	$2,633,946,758

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Statement of Assets and Liabilities

Assets	June 30, 2012

Investments, at value (identified cost, $2,148,877,754)	$2,633,946,758
Cash	5,771,166
Foreign currency, at value (identified cost, $13,645,866)	13,631,615
Dividends and interest receivable	9,284,428
Receivable for investments sold	298,837
Receivable for Fund shares sold	2,516,929
Tax reclaims receivable	64,755

Total assets	$2,665,514,488

Liabilities

Payable for investments purchased	$11,606,616
Payable for Fund shares redeemed	2,861,305
Payable to affiliates:
Investment adviser fee	937,688
Administration fee	1,041,875
Accrued foreign capital gains taxes	319,336
Accrued expenses	864

Total liabilities	$16,767,684

Net Assets	$2,648,746,804

Sources of Net Assets

Paid-in capital	$2,209,184,775
Accumulated net realized loss	(60,168,550)
Accumulated undistributed net investment income	15,032,045
Net unrealized appreciation	484,698,534

Total	$2,648,746,804

Class I Shares

Net Assets	$2,648,746,804
Shares Outstanding	60,113,437
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$44.06

*	Redemption price per share is equal to the net asset value less any applicable redemption fee.

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Statement of Operations

Year Ended
Investment Income	June 30, 2012

Dividends (net of foreign taxes, $7,470,992)	$74,713,779
Interest (net of foreign taxes, $199)	3,168

Total investment income	$74,716,947

Expenses

Investment adviser fee	$11,612,223
Administration fee	12,902,470
Stock dividend tax	225,313
Other expenses	864

Total expenses	$24,740,870

Net investment income	$49,976,077

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$37,643,015
Foreign currency transactions	(2,663,913)

Net realized gain	$34,979,102

Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $212,954)	$(466,898,003)
Foreign currency	(175,202)

Net change in unrealized appreciation (depreciation)	$(467,073,205)

Net realized and unrealized loss	$(432,094,103)

Net decrease in net assets from operations	$(382,118,026)

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Statements of Changes in Net Assets

	Year Ended June 30,

Increase (Decrease) in Net Assets	2012	2011

From operations —
Net investment income	$49,976,077	$39,428,409
Net realized gain from investment and foreign currency transactions	34,979,102	14,219,334
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(467,073,205)	496,196,505

Net increase (decrease) in net assets from operations	$(382,118,026)	$549,844,248

Distributions to shareholders —
From net investment income	$(36,176,571)	$(44,000,098)

Total distributions to shareholders	$(36,176,571)	$(44,000,098)

Transactions in shares of beneficial interest —
Proceeds from sale of shares	$512,442,738	$617,440,562
Net asset value of shares issued to shareholders in payment of distributions declared	24,327,108	29,600,150
Cost of shares redeemed	(248,795,121)	(231,192,398)
Redemption fees	4,158,615	4,109,591

Net increase in net assets from Fund share transactions	$292,133,340	$419,957,905

Net increase (decrease) in net assets	$(126,161,257)	$925,802,055

Net Assets

At beginning of year	$2,774,908,061	$1,849,106,006

At end of year	$2,648,746,804	$2,774,908,061

Accumulated undistributed net investment income included in net assets

At end of year	$15,032,045	$475,759

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Financial Highlights

	Class I

	Year Ended June 30,

	2012	2011	2010	2009	2008

Net asset value — Beginning of year	$51.610	$40.800	$33.060	$47.940	$47.670

Income (Loss) From Operations

Net investment income(1)	$0.874	$0.794	$0.634	$0.731	$0.857
Net realized and unrealized gain (loss)	(7.866)	10.829	7.439	(15.029)	0.953

Total income (loss) from operations	$(6.992)	$11.623	$8.073	$(14.298)	$1.810

Less Distributions

From net investment income	$(0.631)	$(0.896)	$(0.425)	$(0.747)	$(0.933)
From net realized gain	—	—	—	—	(0.728)

Total distributions	$(0.631)	$(0.896)	$(0.425)	$(0.747)	$(1.661)

Redemption fees(1)	$0.073	$0.083	$0.092	$0.165	$0.121

Net asset value — End of year	$44.060	$51.610	$40.800	$33.060	$47.940

Total Return(2)	(13.32)%	28.74%	24.66%	(29.00)%	3.71%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$2,648,747	$2,774,908	$1,849,106	$1,253,352	$1,456,200
Ratios (as a percentage of average daily net assets):
Expenses	0.96%	0.95%	0.95%	0.95%	0.95%
Net investment income	1.94%	1.61%	1.54%	2.37%	1.68%
Portfolio Turnover	4%	4%	11%	14%	4%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

See Notes to Financial Statements.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Class I shares, which are offered at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

Prior to December 1, 2011, the Fund was subject to a two percent transaction tax on foreign currency inflows for new investments in Brazil. For the year ended June 30, 2012, such tax amounted to $87,930 and is included in net realized gain (loss) on foreign currency transactions.

At June 30, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $57,069,732 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Notes to Financial Statements — continued

amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on June 30, 2018. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after June 30, 2012.

During the year ended June 30, 2012, a capital loss carryforward of $35,688,319 was utilized to offset net realized gains by the Fund.

Additionally, at June 30, 2012, the Fund had a net capital loss of $869,290 attributable to security transactions incurred after October 31, 2011. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending June 30, 2013.

As of June 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Redemption Fees — Fund shares acquired on or after April 1, 2005 are subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. Fund shares purchased prior to April 1, 2005 are subject to a redemption fee equal to 1% of the net asset value of the shares exchanged or redeemed, and were subject to a purchase fee of 1% of the net asset value of the shares purchased at the time they were purchased. Shares acquired on or before June 30, 1998 are not subject to a redemption fee. The redemption fee is accounted for as an addition to paid-in capital.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended June 30, 2012 and June 30, 2011 was as follows:

	Year Ended June 30,

	2012	2011

Distributions declared from:
Ordinary income	$36,176,571	$44,000,098

During the year ended June 30, 2012, accumulated net realized loss was decreased by $1,236,473, accumulated undistributed net investment income was increased by $756,780 and paid-in capital was decreased by $1,993,253 due to differences between book and tax accounting, primarily for investments in passive foreign investment companies (PFICs) and foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of June 30, 2012, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$32,725,957
Capital loss carryforward and post October losses	$(57,939,022)
Net unrealized appreciation	$464,775,094

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in PFICs.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the year ended June 30, 2012, the investment adviser fee amounted to $11,612,223. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the year ended June 30, 2012, the administration fee amounted to $12,902,470. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended June 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM. Trustees’ fees incurred by the Fund for the year ended June 30, 2012 were paid by EVM.

4 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $432,537,200 and $110,710,207, respectively, for the year ended June 30, 2012.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Notes to Financial Statements — continued

5 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Year Ended June 30,

	2012	2011

Sales	11,388,605	12,546,149
Issued to shareholders electing to receive payments of distributions in Fund shares	593,685	584,521
Redemptions	(5,633,449)	(4,682,529)

Net increase	6,348,841	8,448,141

For the years ended June 30, 2012 and June 30, 2011, the Fund received $4,158,615 and $4,109,591, respectively, in redemption fees.

6 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,168,801,194

Gross unrealized appreciation	$728,176,404
Gross unrealized depreciation	(263,030,840)

Net unrealized appreciation	$465,145,564

7 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended June 30, 2012.

8 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$34,087,166	$995,447,914		$194,110	$1,029,729,190
Emerging Europe	22,627,044	450,665,181		0	473,292,225
Latin America	530,161,272	—		0	530,161,272
Middle East/Africa	12,330,900	543,679,628		1,042,709	557,053,237

Total Common Stocks	$599,206,382	$1,989,792,723	*	$1,236,819	$2,590,235,924

Corporate Bonds	$—	$12,952		$—	$12,952
Equity-Linked Securities	—	19,432,008		—	19,432,008
Investment Funds	—	6,940,598		—	6,940,598
Rights	32,461	—		—	32,461
Short-Term Investments	—	17,292,815		—	17,292,815

Total Investments	$599,238,843	$2,033,471,096		$1,236,819	$2,633,946,758

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks

Balance as of June 30, 2011	$994,840
Realized gains (losses)	(1,214,050)
Change in net unrealized appreciation (depreciation)*	(1,160,310)
Cost of purchases(1)	534,440
Proceeds from sales(1)	(0)
Accrued discount (premium)	—
Transfers to Level 3**	2,081,899
Transfers from Level 3**	—

Balance as of June 30, 2012	$1,236,819

Change in net unrealized appreciation (depreciation) on investments still held as of June 30, 2012*	$(1,604,981)

*	Amount is included in the related amount on investments in the Statement of Operations.

**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

At June 30, 2012, investments having a value of $24,638,718 and $913,655 at December 31, 2011 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, during the six months then ended. The change in the level designations within the fair value hierarchy was due to an increase or decrease in the coverage of foreign equity securities provided by the Fund’s fair valuation pricing service as discussed in Note 1A.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Series Trust II and Shareholders of Eaton Vance Parametric Tax-Managed Emerging Markets Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Parametric Tax-Managed Emerging Markets Fund (the “Fund”) (one of the funds constituting Eaton Vance Series Trust II), including the portfolio of investments, as of June 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of June 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
August 20, 2012

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2013 will show the tax status of all distributions paid to your account in calendar year 2012. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income. The Fund designates approximately $49,621,660, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit. The Fund paid foreign taxes of $7,288,007 and recognized foreign source income of $82,186,198.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Parametric Tax-Managed Emerging Markets Fund (formerly Eaton Vance Tax-Managed Emerging Markets Fund) (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. In particular, the Board considered the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading,

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, and in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Management and Organization

Fund Management. The Trustees of Eaton Vance Series Trust II (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “Parametric” refers to Parametric Portfolio Associates LLC and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 182 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
	with the		Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 182 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees
Scott E. Eston 1956	Trustee	Since 2011	Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).
Directorships in the Last Five Years. None.
Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.
Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).
William H. Park 1947	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.
Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

Management and Organization — continued

Position(s)
	with the		Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)
Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).
Lynn A. Stout 1957	Trustee	Since 2001	Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.
Directorships in the Last Five Years.(1) None.
Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).
Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Position(s)
	with the	Length of	Principal Occupation(s)
Name and Year of Birth	Trust	Service	During Past Five Years

Michael W. Weilheimer 1961	President	Since 2002	Vice President of EVM and BMR.
Duncan W. Richardson 1957	Vice President	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.
Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.
Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.
Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund

June 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser
Parametric Portfolio Associates LLC
1918 Eighth Avenue, Suite 3100
Seattle, WA 98101

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2050-8/12	TMEMSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a)-(d)
Eaton Vance Parametric Tax-Managed Emerging Markets Fund (the “Fund”), is a series of Eaton Vance Series Trust II (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 2 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual reports.
The following tables represent the aggregate fees billed to the Fund for the Fund’s fiscal years ended June 30, 2011 and June 30, 2012 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.
Eaton Vance Parametric Tax-Managed Emerging Markets Fund

Fiscal Years Ended	6/30/2011	6/30/2012
Audit Fees	$68,670	$71,220

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$13,240	$28,590

All Other Fees(3)	$1,200	$1,240

Total	$83,110	$101,050

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (June 30 and October 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T, for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/10	6/30/11	10/31/11	6/30/12
Audit Fees	$15,520	$68,670	$15,660	$71,220

Audit-Related Fees(1)	$0	$0	$0	$0

Tax Fees(2)	$11,890	$13,240	$12,110	$28,590

All Other Fees(3)	$1,400	$1,200	$300	$1,240

Total	$28,810	$83,110	$28,070	$101,050

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series respective principal accountant for the last two fiscal years of each Series.

Fiscal
Years Ended	10/31/10	6/30/11	10/31/11	6/30/12
Registrant(1)	$13,290	$14,440	$12,410	$29,830

Eaton Vance(2)	$278,901	$263,431	$226,431	$579,130

(1)	Includes all of the Series in the Trust.

(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.

Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	August 15, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 15, 2012

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	August 15, 2012